UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06652

Julius Baer Investment Funds
(Exact name of registrant as specified in charter)

330 Madison Avenue, New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tony Williams 330 Madison Avenue, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 297-3600

Date of fiscal year end:	October 31

Date of reporting period:	July 31

Item 1. Schedule of Investments

Julius Baer Global Equity Fund Inc.

PORTFOLIO OF INVESTMENTS

July 31, 2005 (Unaudited)

(Percentage of Net Assets)

		Market
	Share	Value
Description	Amount	(Note 1)
COMMON STOCKS—93.4%
United States—33.0%
3COM Corp	11,027	$40,138
Abbott Laboratories	4,330	201,908
Allstate Corp	4,270	261,580
Altria Group	3,650	244,404
AmerisourceBergen	5,180	371,872
Amgen	3,510	279,923
Applied Materials	13,130	242,380
Automatic Data Processing	2,215	98,368
Bank of America	5,130	223,668
Boeing Co	2,870	189,449
Bristol-Myers Squibb	6,793	169,689
Brown-Forman Corp - Class B	3,720	217,434
Cardinal Health	3,230	192,443
Citigroup Inc	9,787	425,735
Comcast Corp	6,510	200,052
ConocoPhillips	1,280	80,115
Duke Energy Corp.	3,480	102,799
Eastman Kodak	4,740	126,748
Eli Lilly & Co	4,540	255,693
EMC Corp	18,413	252,074
Express Scripts	2,524	132,005
FedEx Corp	2,040	171,544
General Electric	25,390	875,955
Genworth Financial - Class A	13,530	424,301
Grant Prideco	4,840	155,364
Halliburton Co	4,540	254,467
HCA, Inc.	1,550	76,338
Home Depot	7,620	331,546
IBM Corp	2,800	233,688
Intel Corp	9,820	266,515
Johnson & Johnson	5,585	357,217
JP Morgan Chase	5,181	182,060
Kellogg Co	4,780	216,582
Kla-Tencor Corp	4,620	238,854
Linear Technology	2,800	108,808
Macquarie Infrastructure	19,400	550,960
McDonald’s Corp	7,336	228,663
Merck & Co	8,150	253,139
Merrill Lynch	8,266	485,875
Microsoft Corp	33,604	860,598
Molson Coors Brewing - Class B	1,270	79,629
Morgan Stanley	8,177	433,790
Motorola, Inc.	4,620	97,852
National Oilwell Varco	2,068	108,260
Noble Corp	4,408	296,129
Paccar Inc	1,540	111,219
Parker Hannifin	4,626	304,021
Pepsico Inc	5,804	316,492
Pfizer Inc	13,580	359,870
Procter & Gamble	7,980	443,927

1

Prudential Financial	8,234	$550,855
Raytheon Co	5,520	217,102
Safeway Inc	8,130	197,559
SBC Communications	8,430	206,114
Sempra Energy	2,510	106,675
Smurfit-Stone Container	10,110	122,634
Southern Peru Copper	547	28,006
Sprint Corp	4,440	119,436
Sysco Corp	6,520	235,111
Target Corp	2,042	119,968
Tyco International	6,750	205,673
United Parcel Service - Class B	2,682	195,706
Verizon Communications	4,350	148,901
W.W. Grainger	3,620	225,598
Weyerhaeuser Co	3,022	208,458
Williams Cos	8,026	170,472
Wyeth	8,327	380,960
		16,571,368
United Kingdom—6.9%
Anglo American	3,545	89,875
Balfour Beatty	7,932	48,633
Barclays	9,939	97,467
BG Group	11,953	99,172
BP Plc	26,705	295,971
BP Plc ADR	3,640	239,803
British Airport Authority	7,307	77,638
British Sky Broadcasting	6,509	61,252
Burberry Group	9,485	70,680
Compass Group	16,938	73,285
Diageo Plc	17,344	240,012
Exel Plc	3,299	54,684
GlaxoSmithkline Plc	9,289	219,310
Hilton Group	9,631	49,173
Imperial Tobacco	3,397	87,499
National Grid Transco *	3,926	36,219
Pearson Plc	5,206	62,418
Peninsular and Oriental Steam Navigation	20,217	112,032
Peter Hambro Mining *	1,273	14,490
Prudential Plc	6,027	56,929
Reckitt Benckiser	1,616	48,652
Rhoen Klinikum	249	18,147
Royal Bank of Scotland	2,837	84,612
Royal Dutch Shell Class A	4,248	130,853
Royal Dutch Shell Class A ADR	3,850	235,928
Royal Dutch Shell Class B	1	25
Scottish & Newcastle	4,717	38,057
Smith & Nephew	11,079	105,526
Smiths Group	1,703	28,739
South African Breweries	1,436	25,093
Tesco PLC	15,187	87,033
Vodafone Group	149,280	385,035
Whitbread PLC	1,404	24,447
William Hill	4,878	49,554
Wolseley PLC	1,024	21,382
WPP Group	7,775	82,543
		3,452,168

2

France—6.1%
Alcatel Alsthom *	5,175	$63,298
Altran Technologies *	4,092	36,930
Atos Origin *	459	32,810
Autoroutes du Sud de la France	1,046	59,715
Axa	2,039	55,824
BNP Paribas	3,043	220,477
Bouygues SA	2,514	110,267
Compagnie Generale des Etablissements Michelin-Class B	731	45,150
Gaz de France *	1,854	60,983
Groupe Danone	449	44,503
JC Decaux *	1,263	29,516
Lafarge SA	2,896	274,727
L’Air Liquide	617	109,793
LVMH SA	3,690	307,245
Nexity	1,209	51,104
Pernod-Ricard	864	144,930
Pinault-Printemps-Redoute	746	75,435
Publicis Groupe	1,396	47,563
Renault SA	348	31,956
Sanofi-Synthelabo	2,780	240,929
Schneider Electric	704	55,454
Societe Des Autoroutes Paris	231	13,283
Societe Television Francaise	2,010	56,202
Suez SA	2,183	60,058
Total Fina - Class B	2,161	543,346
Vinci SA	2,034	165,036
Vivendi Universal	3,295	105,060
		3,041,594
Germany—5.3%
Aareal Bank *	834	29,378
Adidas-Salomon	414	75,128
Allianz AG	406	51,692
BASF AG	1,712	121,858
Bayerische Hypo Vereinsbank *	2,217	58,435
Bilfinger and Berger Bau	1,982	102,485
Commerzbank AG	3,218	72,038
Continental AG	676	52,551
Deutsche Bank	1,185	102,914
Deutsche Boerse	528	46,458
Deutsche Post	7,107	176,621
Deutsche Postbank	449	23,337
Deutsche Telekom	6,004	119,382
Deutsche Wohnen	213	50,192
E.ON AG	3,511	325,818
Fraport AG	7,567	344,488
Freenet.de AG *	464	13,188
Fresenius AG	500	59,822
Fresenius Medical Care	1,153	100,877
Henkel KGAA	721	63,449
Hypo Real Estate Holding	2,414	98,228
IVG Immobilien	3,002	61,077
Linde AG	783	55,191
Man AG	1,113	51,940
Metro AG	2,294	115,580
Premiere AG *	1,024	35,088
RWE AG	1,437	96,454
Siemens AG	1,908	147,512
		2,651,181

3

Japan—5.3%
Aeon Credit Service	600	$36,826
Bank of Yokohama	7,000	39,841
Bosch Corp	9,000	51,546
Canon Inc	1,800	89,281
Credit Saison	4,400	147,197
Denso Corp	2,200	53,285
Fuji Photo Film	1,900	59,155
Fuji Television Network	34	66,122
Honda Motor	3,156	162,734
Ibiden Co	1,300	35,024
Japan Tobacco	10	142,736
Kao Corp	3,000	68,781
Matsushita Electric Industrial	14,000	228,806
Mitsubishi Tokyo Financial	24	202,114
Mizuho Financial	26	117,597
NGK Spark Plug	2,000	26,674
Nidec Corp	500	54,240
Nikko Securities	5,053	21,728
Nissan Motor	5,959	62,091
Nitto Denko	1,100	60,645
Nomura Holdings	9,716	115,453
Seiyu Ltd *	17,000	30,786
Sharp Corp	1,763	26,769
Shiseido Co	3,000	41,001
Sony Corp	3,648	120,738
Sumitomo Mitsui Financial	14	92,546
Takeda Chemical Industries	700	35,907
Takefuji Corp	1,080	70,141
Tokyo Broadcasting System	4,600	79,365
Toyota Motor	6,500	246,443
Uni-Charm Corp	700	27,040
Yamaha Motor	1,300	24,180
		2,636,792
Switzerland—3.3%
Adecco SA	977	48,996
BKW FMB Energie	250	16,875
Compagnie Financiere Richemont	2,580	91,143
Credit Suisse	1,777	74,667
Holcim Ltd	3,487	216,250
Nestle SA - Registered	930	255,811
Novartis AG - Registered	5,636	274,970
Roche Holding	2,982	406,526
SGS SA	49	36,908
The Swatch Group - Class B	1,497	215,147
		1,637,293

4

Poland—3.0%
Agora SA	421	$8,865
Bank PEKAO	11,894	540,007
Bank Prezemyslowo-Handlowy	496	86,966
Budimex *	2,533	32,004
CCC SA *	2,837	14,872
Opoczno SA *	1,428	21,625
Pko Bank Polski *	75,510	629,269
Polski Koncern Miesy Duda *	14,460	53,341
Telekomunikacja Polska	16,117	110,242
		1,497,191
Russia—2.8%
Avtovaz Sponsored GDR	400	9,060
JSC MMC Norilsk Nickel ADR	2,000	138,100
LUKOIL ADR	8,700	360,179
NovaTek OAO	39	79,950
NovaTek OAO, Sponsored GDR †	2,602	53,341
OAO Gazprom ADR	2,600	104,235
Sberbank RF	713	538,315
Tyumen Oil *	7,088	35,156
Uralsvyazinform ADR	5,300	36,464
VolgaTelecom ADR	6,400	45,632
		1,400,432
Italy—2.8%
Assicurazioni Generali	4,894	160,204
Autostrada Torino-Milano	1,478	32,512
Banca Intesa	39,156	184,983
Banca Popolare di Milano	11,723	115,908
Banca Popolare Emilia Romagna	788	40,487
Banche Popolari Unite	3,284	66,575
Banco Popolare di Verona	2,728	48,908
Beni Stabili	37,444	41,647
Buzzi Unicem	3,556	53,516
Capitalia SpA	15,689	91,567
Cassa di Risparmio Di Firenze	25,125	68,818
Credito Emiliano	5,802	62,017
Enel SpA	13,762	118,099
Eni SpA	3,400	96,638
Luxottica Group	1,286	29,788
Mediobanca SpA	3,961	75,825
Saipem SpA	5,811	86,888
UniCredito Italiano	4,362	23,167
		1,397,547
Turkey—2.6%
Akbank TAS	51,197	283,890
Alarko Gayrimenkul Yatirum Ortakligi *	124	4,256
Bim Birlesik Magazalar	1,207	26,179
Dogan Sirketler Grubu *	55,420	161,389
Haci Omer Sabanci	52,013	225,632
Koc Holding	24,032	111,501
Petkim Petrokimya Holding *	5,222	23,638
Turkcell Iletisim Hizmetleri	2,308	12,709
Turkiye Garanti Bankasi *	86,566	239,027
Turkiye Is Bankasi	37,114	211,398
		1,299,619

5

Sweden—2.4%
Capio AB *	3,600	$61,715
ForeningsSparbanken AB	6,100	144,673
Getinge AB - Class B	4,400	58,699
Lindex AB	300	14,539
Modern Times Group - Class B *	2,500	75,404
Nordea AB	24,000	230,466
Skandia Forsakrings	10,000	56,714
Skandinaviska Enskilda Banken	13,000	231,239
Skanska AB - Class B	16,300	211,151
Svenska Handelsbanken - Class A	4,095	88,411
Telia AB	5,500	27,223
		1,200,234
Norway—2.2%
Acta Holding	16,000	38,529
Norsk Hydro	6,080	580,013
Smedvig ASA	2,300	56,273
Statoil ASA	17,800	387,422
Tomra Systems	7,600	41,295
		1,103,532
Austria—2.0%
Bank Austria Creditanstalt	2,626	278,937
Erste Bank der Oesterreichischen Sparkassen	2,380	121,416
Flughafen Wien	457	29,448
OMV AG	5,890	274,725
Raiffeisen International Bank Holding *	3,288	185,790
Telekom Austria	4,484	90,793
Wienerberger AG	1,049	48,737
		1,029,846
Hungary—2.0%
Matav Rt	17,751	79,198
OTP Bank	24,186	911,228
		990,426
Australia—1.9%
BHP Billiton	15,786	232,284
Brambles Industries	6,319	39,911
CSL Ltd	2,028	53,763
Macquarie Airports	42,718	108,767
Macquarie Bank	961	46,016
Macquarie Infrastructure	22,677	68,770
Newcrest Mining	13,457	167,637
News Corp	4,408	76,923
Patrick Corp	9,215	40,692
Rio Tinto	2,641	98,598
Transurban Group	8,434	45,897
		979,258
Spain—1.4%
ACS Actividades de Construccion y Servicios	2,065	59,822
Altadis SA	258	10,924
Cintra Concesiones De Infrae *	4,683	56,484
Endesa SA	6,585	147,732
Fadesa SA	2,531	74,705
Grupo Ferrovial	3,234	234,512
Inditex SA	1,792	47,973
Promotora de Informaciones	2,640	50,056
		682,208

6

Canada—1.2%
Bema Gold *	7,641	$16,641
Centerra Gold *	242	3,533
Eldorado Gold *	3,929	10,608
Encana Corp	7,721	317,859
Ivanhoe Mines *	744	5,492
Nova Chemicals Corp	2,790	97,650
Petro-Canada	668	47,966
Talisman Energy	1,060	46,422
Teck CominCo - Class B	1,121	42,812
		588,983
Netherlands—1.1%
ABN Amro Holding	5,908	147,972
Aegon NV	3,068	44,048
Efes Breweries International GDR †	200	7,100
Euronext NV	676	26,604
Heineken NV	2,296	73,207
Philips Electronics	4,424	120,315
Royal Numico *	936	39,565
TNT NV	2,421	61,519
VNU NV	1,899	54,575
		574,905
Romania—1.1%
Impact SA	72,429	10,886
Romanian Bank for Development	179,500	266,684
SNP Petrom *	1,796,539	291,742
		569,312
Belgium—0.9%
Almancora	427	41,752
Fortis	4,240	124,272
InBev	1,602	59,641
KBC Groupe	2,938	234,638
		460,303
Denmark—0.8%
Chr Hansen Holding - Class B	390	60,963
Danske Bank	3,214	100,479
Kobenhavns Lufthavne	750	180,128
Royal UNIBREW	550	48,181
Vestas Wind Systems *	1,654	30,433
		420,184
Czech Republic—0.8%
CEZ	4,029	85,099
Komercni Banka	2,427	323,603
		408,702
Finland—0.8%
Fortum Oyj	6,200	113,490
Neste Oil *	2,221	61,859
Nokia Oyj	9,550	152,771
Nokia Oyj ADR	1,000	15,950
Stockman Oyj - Class B	1,250	50,438
		394,508
South Korea—0.8%
Kookmin Bank	1,980	105,104
Samsung Electronics	511	281,207
		386,311
Mexico—0.6%
Fomento Economico Mexicano ADR	7,466	71,763
Grupo Aeroportuario del Sureste ADR	550	18,898
Grupo Financiero Banorte	25,575	214,540
		305,201

7

Cayman Islands—0.5%
ACE Ltd	5,210	$240,754

South Africa—0.3%
Nedbank Group ADR	5,700	148,200

Indonesia—0.3%
PT Bank Mandiri Persero	430,500	70,689
Telekomunikasi Indonesia	132,000	74,717
		145,406
Hong Kong—0.2%
China Merchants Holdings International	26,000	52,840
Clear Media *	16,000	14,303
Texwinca Holdings	34,000	26,677
		93,820
Croatia—0.2%
Atlantska Plovidba *	102	11,541
Dom Holding *	528	12,411
Ericsson Nikola Tesla	84	26,836
Institut Gradevinarstva *	18	5,840
Podravka Prehrambena Industija *	492	23,180
Proficio Dd *	347	4,475
Validus Dd *	205	2,736
Viadukt Dd *	32	2,077
		89,096
China—0.2%
Beijing Capital International Airport - Class H	60,000	24,889
Weiqiao Textile	26,500	34,938
Wumart Stores - Class H	16,000	27,166
		86,993
Ireland—0.2%
Dragon Oil *	37,034	77,753

Greece—0.1%
Alpha Bank	950	26,540
National Bank of Greece	1,326	48,673
		75,213
New Zealand—0.1%
Auckland International Airport	36,582	58,492

Portugal—0.1%
Banco Comercial Portugues	20,432	52,365

Luxembourg—0.1%
SBS Broadcasting	1,000	47,790

Bermuda—0.0%
Central European Media - Class A	500	24,160

TOTAL COMMON STOCKS (Cost $42,430,889)		46,819,140

8

		Market
	Share	Value
Description	Amount	(Note 1)
PREFERRED STOCKS—0.3%
Germany—0.3%
ProsiebenSat.1 Media	4,962	$90,949
Volkswagen AG	1,359	55,876
		146,825
Croatia—0.0%
Adris Grupa	32	18,530

TOTAL PREFERRED STOCKS (Cost $162,949)		165,355

		Market
	Share	Value
Description	Amount	(Note 1)
INVESTMENT FUNDS—3.1%
United States—2.9%
SPDR Trust Series 1	11,919	$1,474,857

Romania—0.1%
SIF 1 Banat Crisana Arad	19,500	10,106
SIF 2 Moldova Bacau	21,000	9,288
SIF 3 Transilvania Brasov	16,000	8,679
SIF 4 Muntenia Bucuresti	29,000	10,621
SIF 5 Oltenia Craiova	18,500	9,524
		48,218
Australia—0.1%
Australian Infrastructure Fund	11,505	21,511

TOTAL INVESTMENT FUNDS (Cost $1,459,680)		1,544,586

		Market
	Share	Value
Description	Amount	(Note 1)
WARRANTS—0.3%
India—0.3%
Bharti Televentures Warrants, Expires 04/03/2006 * †	8,485	$55,797
Bharti Televentures-Class A Warrants, Expires 05/31/2010 * †	11,296	78,558

TOTAL WARRANTS (Cost $99,804)		134,355

			Market
		Face	Value
Description	Currency	Value	(Note 1)
STRUCTURED NOTES—0.6%
Philippines—0.6%
Philippines Notes, due 10/17/2005 (Cost $344,780) †	USD	21	$317,214

9

			Market
		Face	Value
Description	Currency	Value	(Note 1)
REPURCHASE AGREEMENTS—0.4%
United States—0.4%
Investors Bank & Trust Repurchase Agreement, dated 07/29/2005, due 08/01/2005, with a maturity value of $205,042 and an effective yield of 2.28% collateralized by a Small Business Administrative Obligation, with a rate of 6.125%, a maturity of 05/25/2027, and an aggregate market value of $215,254. (Cost $205,004)	USD	205,004	$205,004

TOTAL INVESTMENTS — 98.1% (Cost $44,703,106)			49,185,654
Other Assets and Liabilities (net) — 1.9%			949,949
TOTAL NET ASSETS — 100.0%			$50,135,603

Notes to the Portfolio of Investments:

ADR		American Depositary Receipt
GDR		Global Depositary Receipt

	*	Non-income producing security.
	†	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
Aggregate cost for federal income tax purposes was $44,839,140.

Glossary of Currencies

USD	— United States Dollar

10

Julius Baer Global Equity Fund Inc.

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS

July 31, 2005 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
10/21/2005	CZK	2,300,901	93,038	92,872	$166
08/01/2005	EUR	18,806	22,843	22,724	119
08/01/2005	EUR	3,224	3,916	3,916	0
08/02/2005	EUR	31,545	38,316	38,316	0
08/31/2005	HUF	45,200,525	223,500	219,868	3,632
09/29/2005	HUF	17,379,590	85,750	84,338	1,412
10/21/2005	HUF	36,866,902	181,624	180,305	1,319
08/31/2005	JPY	195,663,340	1,750,429	1,853,727	(103,298)
08/31/2005	PLN	1,200,664	358,296	363,133	(4,837)
10/21/2005	PLN	555,286	165,516	162,881	2,635
09/30/2005	TRY	310,458	230,052	225,887	4,165
10/20/2005	TRY	879,166	647,785	638,422	9,363

Net unrealized depreciation on forward foreign exchange contracts to buy					$(85,324)

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
08/31/2005	CZK	2,995,600	120,800	133,494	$12,694
09/27/2005	CZK	2,146,234	86,669	87,623	954
10/11/2005	CZK	323,873	13,089	14,000	911
10/21/2005	CZK	4,646,187	187,870	201,600	13,730
08/17/2005	EUR	1,322,465	1,607,260	1,676,291	69,031
08/31/2005	HUF	66,171,533	327,193	323,700	(3,493)
09/29/2005	HUF	17,379,590	85,750	84,474	(1,276)
10/21/2005	HUF	36,866,901	181,624	177,843	(3,781)
08/01/2005	JPY	2,559,870	22,837	22,724	(113)
08/02/2005	JPY	4,299,573	38,356	38,316	(40)
08/31/2005	PLN	1,200,664	358,297	358,800	503
09/27/2005	PLN	577,920	172,343	173,367	1,024
10/21/2005	PLN	555,286	165,516	161,055	(4,461)
08/01/2005	TRY	5,200	3,923	3,916	(7)
09/30/2005	TRY	310,458	230,052	224,158	(5,894)
10/07/2005	TRY	207,110	153,159	143,000	(10,159)
10/20/2005	TRY	879,166	647,785	602,400	(45,385)

Net unrealized appreciation on forward foreign exchange contracts to sell					$24,238

Glossary of Currencies

CZK	— Czech Koruna
EUR	— Euro
HUF	— Hungarian Forint
JPY	— Japanese Yen
PLN	— Polish Zloty
TRY	— Turkish Lira

1

Julius Baer Global Equity Fund Inc.

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)

July 31, 2005

(Percentage of Net Assets)

At July 31, 2005, sector diversification of the Fund’s investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)

INDUSTRY SECTOR
Financials	30.4%	$15,228,263
Industrials	14.1	7,047,544
Energy	9.1	4,552,273
Consumer Discretionary	9.0	4,517,969
Consumer Staples	8.8	4,384,363
Healthcare	8.5	4,232,063
Information Technology	5.5	2,750,813
Materials	4.9	2,427,193
Utilities	4.1	2,061,677
Telecommunications	3.6	1,778,492
Cash & Cash Equivalents	0.1	205,004
Total Investments	98.1	49,185,654
Other Assets and Liabilities (Net)	1.9	949,949
Net Assets	100.0%	$50,135,603

See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

July 31, 2005 (Unaudited)

(Percentage of Net Assets)

		Market
	Share	Value
Description	Amount	(Note 1)
COMMON STOCKS—96.7%
United Kingdom—11.0%
Anglo American	538,038	$13,640,684
Associated British Ports	2,603,980	21,455,774
Balfour Beatty	2,276,601	13,958,500
Barclays	3,908,012	38,324,084
BG Group	7,580,696	62,895,727
BP Plc	17,153,472	190,111,536
British Airport Authority	1,787,435	18,991,892
British Land	423,085	6,253,297
British Sky Broadcasting	2,551,113	24,007,012
Burberry Group	3,545,958	26,423,555
Cadbury Schweppes	2,763,519	26,662,675
Compass Group	9,746,284	42,168,998
Diageo Plc	9,474,196	131,106,918
Exel Plc	736,467	12,207,713
GlaxoSmithkline Plc	6,293,788	148,594,107
Highland Gold Mining	4,130,260	10,834,886
Hilton Group	3,800,915	19,406,484
Imperial Tobacco	1,683,311	43,358,014
London Stock Exchange	790,829	7,522,082
National Grid Transco *	1,254,583	11,574,211
Pearson Plc	2,091,951	25,081,836
Peninsular and Oriental Steam Navigation	5,999,949	33,248,648
Peter Hambro Mining *	1,724,444	19,628,103
Prudential Plc	3,849,425	36,360,202
Reckitt Benckiser	881,166	26,528,613
Rhoen Klinikum (1)	71,121	5,183,227
Royal Bank of Scotland	994,632	29,664,466
Royal Dutch Shell Class A	1,947,060	59,976,309
Scottish & Newcastle	1,414,550	11,412,518
Smith & Nephew	2,717,429	25,883,093
Smiths Group	810,869	13,683,699
South African Breweries	409,500	7,155,585
Tesco PLC	16,568,018	94,947,219
Vodafone Group	92,745,393	239,216,245
Whitbread PLC	704,229	12,262,271
William Hill	1,375,998	13,978,299
Wolseley PLC	432,099	9,022,537
WPP Group	3,076,165	32,657,853
		1,565,388,872
France—11.0%
Accor SA	125,691	6,412,164
Alcatel Alsthom *	3,960,019	48,437,073
Altran Technologies (1) *	1,158,028	10,451,028
Atos Origin *	198,649	14,199,858
Autoroutes du Sud de la France	496,603	28,350,345
Axa	434,360	11,892,000
BNP Paribas	1,255,457	90,962,721
Bouygues SA	1,197,031	52,502,990
Compagnie de Saint-Gobain	219,797	13,228,682

Compagnie Generale des Etablissements Michelin-Class B	205,992	$12,723,086
France Telecom (1)	2,727,087	84,368,260
Gaz de France *	679,107	22,337,678
Generale de Sante	817,249	24,935,908
Groupe Danone	130,000	12,885,007
Havas SA (1)	2,655,566	14,192,566
JC Decaux *	302,180	7,061,906
Lafarge SA (1)	1,497,628	142,071,230
L’Air Liquide	301,144	53,587,438
LVMH SA	1,713,239	142,651,573
Nexity	335,297	14,172,944
Pernod-Ricard (1)	517,899	86,874,017
Pinault-Printemps-Redoute (1)	331,604	33,531,668
Publicis Groupe (1)	420,387	14,322,977
Renault SA	167,250	15,358,156
Sanofi-Synthelabo	1,306,859	113,259,298
Schneider Electric	347,573	27,378,343
Societe Des Autoroutes Paris	70,546	4,056,503
Societe Television Francaise (1)	1,357,335	37,952,774
Suez SA (1)	1,079,898	29,709,962
Total Fina - Class B (1)	1,012,677	254,619,960
Veolia Environnement	556,495	21,637,052
Vinci SA (1)	844,686	68,536,656
Vivendi Universal	1,539,900	49,099,038
		1,563,760,861
Japan—10.0%
Acom Co	126,700	7,968,553
Aeon Credit Service	261,366	16,041,733
Aiful Corp	196,050	14,184,089
Aisin Seiki	354,400	8,330,827
Asahi Glass (1)	1,037,000	10,046,675
Astellas Pharma	345,100	11,267,817
Bank of Fukuoka (1)	696,000	4,011,026
Bank of Yokohama	4,289,000	24,411,276
Bosch Corp	1,580,933	9,054,454
Bridgestone Corp	480,000	9,420,581
Canon Inc	1,271,059	63,045,524
Chiba Bank	645,000	4,171,685
Credit Saison	1,211,995	40,545,798
Dai Nippon Printing	422,000	6,625,808
Daihatsu Motor	386,000	3,322,985
Denso Corp	1,182,957	28,651,842
East Japan Railway	2,738	13,482,992
Exedy Corp	171,600	3,138,231
Fuji Photo Film	696,556	21,686,787
Fuji Television Network	9,268	18,024,212
Gunma Bank	1,093,000	6,552,442
Hitachi Credit	531,900	10,391,730
Honda Motor	1,233,949	63,626,613
Ibiden Co (1)	522,900	14,087,676
Ito En	128,300	6,306,552
Ito-Yokado	372,717	12,435,538
Japan Tobacco	7,918	113,018,422
Joyo Bank	912,000	4,442,232

Jupiter Telecommunications *	2,072	$1,728,284
Kao Corp	799,216	18,323,610
Koito Manufacturing	1,919,148	21,452,272
Matsushita Electric Industrial	6,614,687	108,105,683
Mitsubishi Tokyo Financial	12,163	102,429,832
Mizuho Financial	12,550	56,763,014
NEOMAX Co Ltd	308,000	6,553,191
NGK Spark Plug	566,000	7,548,686
Nidec Corp	193,100	20,947,375
Nikko Securities	1,514,343	6,511,560
Nissan Motor (1)	2,425,490	25,272,959
Nissin Food Products	235,700	5,887,506
Nitto Denko	546,100	30,107,480
Nomura Holdings	3,059,699	36,357,724
Orix Corp	33,600	4,981,774
Ricoh Co	306,000	4,703,493
Secom Co	148,500	6,610,598
Seiyu Ltd (1) *	4,172,625	7,556,473
Sharp Corp	656,998	9,975,562
Shin-Etsu Chemical	146,450	5,565,610
Shiseido Co	2,031,344	27,762,336
SMC Corp	44,495	5,068,925
Sony Corp	1,158,483	38,342,227
Sumitomo Mitsui Financial (1)	8,026	53,055,587
Sumitomo Trust & Banking	1,870,653	11,564,856
Takeda Chemical Industries	318,800	16,353,093
Takefuji Corp	304,770	19,793,261
TDK Corp	86,700	5,971,042
Terumo Corp	247,000	6,940,988
Tokyo Broadcasting System	2,419,100	41,737,271
Toppan Printing	597,000	5,853,098
Toyota Motor	3,355,195	127,209,766
Uni-Charm Corp	430,363	16,624,040
Yamaha Motor	755,400	14,050,662
		1,426,003,938
Germany—7.4%
Aareal Bank (1) *	400,716	14,115,161
Adidas-Salomon (1)	157,850	28,644,836
Allianz AG	174,055	22,160,615
BASF AG	768,104	54,672,483
Bayerische Hypo Vereinsbank *	1,087,369	28,660,769
Bilfinger and Berger Bau	765,285	39,571,089
Commerzbank AG	1,228,608	27,503,618
Continental AG	164,643	12,798,952
Deutsche Bank	528,491	45,898,109
Deutsche Boerse	220,842	19,431,721
Deutsche Post	2,811,673	69,874,964
Deutsche Postbank (1)	135,924	7,064,633
Deutsche Telekom	2,701,341	53,712,980
Deutsche Wohnen	122,032	28,755,877
E.ON AG	1,515,123	140,602,293
Fraport AG (1)	1,549,061	70,521,129
Freenet.de AG *	209,275	5,948,184
Fresenius AG (1)	151,254	18,096,486

Fresenius Medical Care (1)	315,605	$27,612,673
Henkel KGAA	391,289	34,433,977
Hypo Real Estate Holding	399,393	16,251,611
IVG Immobilien	701,340	14,269,034
Karstadt AG (1) *	1,610,692	22,068,497
Linde AG (1)	367,509	25,904,291
Man AG	478,187	22,315,482
Metro AG	908,535	45,775,339
Muenchener Rueckversicherungs-Gesellschaft	126,200	14,720,326
Premiere AG (1) *	276,364	9,469,689
RWE AG	831,679	55,823,591
Siemens AG	910,252	70,373,833
		1,047,052,242
Switzerland—6.2%
Adecco SA	275,106	13,796,508
BKW FMB Energie	77,890	5,257,719
Compagnie Financiere Richemont	1,167,588	41,246,932
Credit Suisse	834,628	35,069,768
Holcim Ltd	1,714,638	106,335,174
Nestle SA - Registered	759,135	208,811,596
Novartis AG - Registered	3,099,012	151,194,843
Roche Holding	1,570,929	214,159,251
SGS SA	10,473	7,888,467
The Swatch Group - Class B	531,952	76,451,414
UBS AG - Registered	175,330	14,447,689
Unique Zurich Airport *	12,629	2,063,642
		876,723,003
Italy—4.7%
Assicurazioni Generali (1)	2,294,358	75,105,390
Autostrada Torino-Milano (1)	585,894	12,888,093
Banca Intesa	16,053,161	75,297,715
Banca Popolare dell’Etruria e del Lazio (1)	391,498	5,923,715
Banca Popolare di Intra (1)	687,512	11,173,457
Banca Popolare di Milano	5,152,286	50,941,945
Banca Popolare di Sondrio (1)	1,217,726	17,009,775
Banca Popolare Emilia Romagna (1)	239,725	12,316,997
Banche Popolari Unite	1,393,507	28,249,883
Banco Popolare di Verona	1,577,765	28,286,540
Beni Stabili	6,696,801	7,448,550
Buzzi Unicem (1)	1,540,736	23,187,327
Capitalia SpA	7,084,787	41,349,603
Cassa di Risparmio Di Firenze	14,351,361	39,308,891
Credito Emiliano	3,316,504	35,449,846
Enel SpA	6,118,499	52,505,913
Eni SpA	1,782,880	50,674,459
Luxottica Group	612,268	14,182,194
Mediobanca SpA	1,069,486	20,473,046
Piccolo Credito Valtellinese Scarl	1,372,320	18,755,829
Saipem SpA	1,182,363	17,679,095
Societa Iniziative Autostradali e Servizi	568,480	8,094,091
UniCredito Italiano (1)	3,715,633	19,733,939
		666,036,293

Russia—4.5%
Avtovaz Sponsored GDR	82,100	$1,859,565
Baltika Brewery	39,360	1,080,432
Central Telecommunication	18,120,773	7,030,860
JSC MMC Norilsk Nickel ADR (1)	1,284,205	88,674,355
LUKOIL ADR	3,394,936	140,550,011
Moscow City Telephone	225,000	3,487,500
Moscow City Telephone ADR	137,946	2,117,471
North-West Telecom ADR	212,600	7,079,580
NovaTek OAO	16,325	33,466,250
NovaTek OAO Sponsored GDR †	448,802	9,200,441
OAO Gazprom ADR (1)	2,304,269	92,378,605
Onaco *	170,000	544,850
RBC Information Systems *	716,368	3,581,840
Sberbank RF	190,869	144,106,095
Sibirtelecom ADR (1)	525,743	23,511,227
Tyumen Oil *	4,428,261	21,964,175
Udmurtneft *	2,400	1,026,000
Uralsvyazinform ADR (1)	3,189,153	21,941,373
VolgaTelecom	3,385,843	12,070,530
VolgaTelecom ADR	1,685,925	12,020,645
Wimm-Bill-Dann Foods ADR	900,418	15,217,064
		642,908,869
Poland—4.4%
Agora SA	839,126	17,670,296
Bank Handlowy w Warszawie	684,562	11,961,790
Bank Millenium	6,628,172	7,602,431
Bank PEKAO	3,134,494	142,311,027
Bank Prezemyslowo-Handlowy	273,974	48,036,900
Bank Zachodni WBK *	1,903,307	65,378,388
BRE Bank *	340,453	13,474,125
Budimex *	1,089,193	13,761,720
CCC SA *	725,544	3,803,368
Cersanit-Krasnystaw SA *	285,873	10,289,345
Grupa Kety	292,752	11,061,599
Inter Cars	590,935	4,942,256
Inter Groclin Auto *	123,410	3,612,468
JC Auto SA	217,022	2,093,793
Opoczno SA *	536,502	8,124,691
Orbis SA	622,720	4,687,280
Pko Bank Polski *	19,433,120	161,947,504
Polska Grupa Farmaceutyczna	534,712	8,464,929
Polski Koncern Miesy Duda *	2,404,170	8,868,694
Polski Koncern Naftowy	776,878	12,553,870
Sniezka	709,930	5,301,308
Stomil Sanok *	82,385	2,989,868
Telekomunikacja Polska	7,201,836	49,261,341
		618,198,991
Sweden—4.1%
Autoliv Inc (1)	419,315	18,700,599
Capio AB (1) *	1,615,147	27,688,710
Elekta AB (1) *	491,377	23,149,480
Ericsson AB - Class B	2,427,522	8,323,076
ForeningsSparbanken AB	2,062,400	48,913,614
Getinge AB - Class B (1)	2,097,928	27,987,877
Hennes & Mauritz Class B	350,650	12,519,663

Lindex AB	116,000	$5,621,923
Modern Times Group - Class B (1) *	768,600	23,182,233
Nobia AB (1)	347,892	5,762,177
Nordea AB	11,444,000	109,893,790
Skandia Forsakrings (1)	4,783,938	27,131,715
Skandinaviska Enskilda Banken	5,484,800	97,561,599
Skanska AB - Class B (1)	6,978,804	90,403,676
Svenska Cellulosa - Class B	235,100	7,969,800
Svenska Handelsbanken - Class A	1,952,753	42,160,054
Telia AB	816,500	4,041,350
		581,011,336
Turkey—4.0%
Acibadem Saglik Hizmetleri Ve Ticaret	231,151	1,133,521
Akbank TAS	18,032,142	99,989,622
Aksigorta	171,535	821,763
Alarko Gayrimenkul Yatirum Ortakligi *	44,138	1,515,111
Aygaz AS	2,100,845	5,008,427
Bim Birlesik Magazalar	528,658	11,466,554
Cimsa Cimento Sanayi Ve Ticar	1,965,222	11,342,096
Dogan Sirketler Grubu *	26,420,145	76,938,333
Dogus Otomotiv Servis ve Ticaret	966,729	2,727,700
Enka Insaat Ve Sanayi	110,214	1,139,137
Haci Omer Sabanci	21,512,676	93,321,680
Hurriyet Gazetecilik ve Matbaacilik	2,040,444	5,387,819
Is Finansal Kiralama *	984,524	2,881,896
Koc Holding	13,691,239	63,524,042
Migros Turk	907,400	7,188,005
Petkim Petrokimya Holding *	1,778,220	8,049,280
Tofas Turk Oromobil Fabrikasi	1	1
Trakya Cam Sanayii	243,613	928,137
Turk Sise ve Cam Fabrikalari	348,617	1,272,958
Turkcell Iletisim Hizmetleri	367,993	2,026,669
Turkiye Garanti Bankasi *	32,481,232	89,687,898
Turkiye Is Bankasi	12,732,052	72,521,305
Yapi ve Kredi Bankasi *	1,401,712	6,133,481
		565,005,435
Australia—3.6%
Amcor Ltd	150,405	801,350
BHP Billiton	11,721,319	172,474,145
Brambles Industries (1)	1,863,506	11,769,933
CSL Ltd	813,577	21,568,369
Macquarie Airports	18,958,531	48,271,595
Macquarie Bank	301,596	14,441,366
Macquarie Infrastructure	10,777,340	32,683,356
Newcrest Mining	5,889,747	73,369,871
News Corp (1)	2,276,078	39,719,264
News Corp - Class B (1)	260	4,508
Patrick Corp	3,942,071	17,407,754
Rio Tinto (1)	1,878,338	70,125,225
Transurban Group	2,404,854	13,087,114
		515,723,850

Austria—3.2%
Bank Austria Creditanstalt	1,117,734	$118,726,982
Erste Bank der Oesterreichischen Sparkassen	1,072,767	54,727,530
Flughafen Wien	352,992	22,745,810
OMV AG	2,445,700	114,073,709
Raiffeisen International Bank Holding *	1,269,783	71,749,746
Telekom Austria	2,012,050	40,740,422
Wienerberger AG	615,449	28,593,984
		451,358,183
Norway—3.1%
Acta Holding	4,820,000	11,606,928
DNB Holding	738,537	7,752,233
Norsk Hydro (1)	1,749,860	166,931,166
Orkla ASA	473,100	18,622,534
Smedvig ASA (1)	703,821	17,220,158
Statoil ASA	8,268,280	179,961,638
Telenor ASA	1,675,977	14,487,776
TGS Nopec Geophysical *	125,400	3,794,017
Tomra Systems (1)	2,762,200	15,008,712
		435,385,162
Hungary—1.9%
Egis Rt	187,510	19,325,403
Gedeon Richter	63,464	10,067,626
Matav Rt	8,340,757	37,213,252
Mol Magyar Olaj-Es Gazipari	146,487	14,705,295
OTP Bank	5,080,217	191,401,570
		272,713,146
Spain—1.8%
ACS Actividades de Construccion y Servicios	704,154	20,398,921
Altadis SA	55,036	2,330,373
Cintra Concesiones De Infrae *	2,383,851	28,752,758
Corp. Mapfre SA	193,235	3,239,038
Endesa SA	3,132,224	70,270,147
Fadesa SA	1,025,390	30,265,406
Grupo Empresarial Chapultec (1)	511,811	14,484,940
Grupo Ferrovial	745,222	54,039,479
Inditex SA	667,533	17,870,450
Promotora de Informaciones	934,827	17,724,962
		259,376,474
Netherlands—1.6%
ABN Amro Holding (1)	2,655,344	66,505,966
Aegon NV	1,014,208	14,561,150
Efes Breweries International GDR †	67,250	2,387,375
Euronext NV	310,549	12,221,550
European Aeronautic Defense and Space	218,098	7,346,030
Heineken NV	925,363	29,504,794
Philips Electronics (1)	1,737,637	47,256,799
Royal Numico (1) *	225,129	9,516,162
TNT NV (1)	1,216,157	30,903,131
VNU NV (1)	469,027	13,479,188
		233,682,145
South Korea—1.5%
Kookmin Bank	705,090	37,428,075
Samsung Electronics	323,144	177,828,343
		215,256,418

Czech Republic—1.5%
Cesky Telecom *	762,479	$14,053,766
CEZ	791,177	16,711,024
Komercni Banka	1,328,035	177,073,116
		207,837,906
Belgium—1.3%
Almancora	262,782	25,694,647
Fortis	1,417,727	41,552,876
InBev	368,759	13,728,537
KBC Groupe	1,354,986	108,213,569
		189,189,629
Canada—1.3%
Bema Gold *	3,555,964	7,744,544
Canadian Natural Resources	1,211,344	50,392,385
Centerra Gold *	75,437	1,101,450
Eldorado Gold *	2,387,649	6,446,526
Encana Corp	1,055,426	43,449,855
Ivanhoe Mines *	452,064	3,337,150
Petro-Canada	395,978	28,433,414
Talisman Energy	431,068	18,878,454
Teck CominCo - Class B	609,015	23,258,764
		183,042,542
Mexico—1.3%
America Movil SA de CV - Class L ADR (1)	582,900	12,975,354
Cemex SA de CV Sponsored ADR	312,600	14,742,216
Consorcio Ara	862,366	3,149,323
Fomento Economico Mexicano ADR	5,596,553	66,750,849
Grupo Aeroportuario del Sureste ADR	359,650	12,357,574
Grupo Financiero Banorte	6,750,649	56,628,916
Grupo Financiero Inbursa	2,190,410	4,913,108
Urbi Desarrollos Urbanos *	966,393	6,020,176
		177,537,516
Denmark—1.2%
Chr Hansen Holding - Class B (1)	127,300	19,898,884
Danske Bank	1,542,967	48,237,739
Kobenhavns Lufthavne	259,709	62,374,647
Royal UNIBREW	282,970	24,788,586
Vestas Wind Systems (1) *	795,142	14,630,266
		169,930,122
Finland—1.1%
Fortum Oyj	2,319,902	42,465,285
Neste Oil (1) *	904,815	25,200,839
Nokia Oyj (1)	3,641,597	58,254,411
Stockman Oyj - Class B (1)	359,100	14,489,927
UPM-Kymmene	728,800	14,190,348
		154,600,810
Romania—1.0%
Biofarm Bucuresti *	16,921,529	2,104,777
Compa-Sibi *	2,610,000	1,433,843
Impact SA	30,164,829	4,533,713
Rolast AG *	2,164,000	72,451
Romanian Bank for Development (3)	19,617,200	29,145,361
Santierul Naval Braila *	59,500	154,185
Sicomed SA *	8,152,018	2,422,298
SNP Petrom *	592,804,228	96,266,042
Socep Constanta *	7,627,000	693,064
		136,825,734

Greece—0.5%
Alpha Bank	738,430	$20,629,482
Hellenic Telecommunication *	907,921	18,505,089
National Bank of Greece	849,222	31,172,157
		70,306,728
Bulgaria—0.5%
Bulgarian Telecommunication	7,602,910	56,291,616
DZI *	192,919	9,598,318
		65,889,934
China—0.3%
Beijing Capital International Airport - Class H	31,915,847	13,239,428
Shenzhen Chiwan Wharf	4,360,387	6,831,333
Weiqiao Textile	14,352,455	18,922,703
Wumart Stores - Class H	6,002,210	10,191,034
		49,184,498
Indonesia—0.3%
PT Bank Mandiri Persero	56,478,090	9,273,812
PT Indofood Sukses Makmur *	35,835,820	3,983,788
PT Semen Gresik	5,595,740	11,299,914
Telekomunikasi Indonesia	42,018,432	23,784,018
		48,341,532
South Africa—0.3%
Nedbank Group ADR	3,423,016	44,038,680

Ireland—0.2%
Celtic Resources *	760,899	4,621,754
DePfa Bank	219,934	3,553,000
Dragon Oil *	12,747,561	26,763,702
		34,938,456
Luxembourg—0.2%
Millicom International Cellular (1)	690,277	14,661,483
SBS Broadcasting	390,673	18,670,263
		33,331,746
Hong Kong—0.2%
China Merchants Holdings International	5,610,000	11,401,266
Clear Media *	10,320,000	9,225,664
Texwinca Holdings	12,126,164	9,514,509
		30,141,439
Portugal—0.2%
Banco Comercial Portugues	8,859,841	22,706,988
Jeronimo Martins	363,062	5,340,428
		28,047,416
New Zealand—0.2%
Auckland International Airport	15,215,583	24,328,530

United States—0.2%
Southern Peru Copper (1)	191,796	9,819,955
Telewest Global	617,718	13,799,820
		23,619,775

Philippines—0.2%
Ayala Corp.	504,288	$2,921,194
Ayala Land	22,221,000	3,247,700
Bank of the Philippine Islands	3,066,000	2,759,701
Globe Telecom	153,320	2,295,496
Philippine Long Distance Telephone	289,863	8,395,462
SM Investments	317,840	1,240,655
SM Prime Holdings	13,646,000	1,799,847
		22,660,055
Ukraine—0.1%
Bank Aval *	34,000,000	1,900,769
Centrenergo *	2,053,250	1,799,694
Centrenergo ADR (1)	165,000	1,302,712
Slavutich Pivzavod	120,000	2,202,000
Ukrnafta Oil ADR *	24,898	5,352,897
UkrTelecom *	19,600,000	2,895,877
Ukrtelecom GDR	334,455	2,274,976
		17,728,925
Singapore—0.1%
Singapore Telecommunications	8,532,000	14,286,379

Bermuda—0.1%
Central European Media - Class A (1)	292,900	14,152,928

Brazil—0.1%
Aracruz Celulose ADR	340,212	12,659,289

Venezuela—0.1%
CANTV ADR	697,410	11,639,773

Latvia—0.1%
Parex Bank (2) (3)	1,424,182	7,460,356

Croatia—0.1%
Atlantska Plovidba *	8,149	922,047
Dom Holding *	20,979	493,110
Ericsson Nikola Tesla	11,424	3,649,719
Institut Gradevinarstva *	779	252,762
Podravka Prehrambena Industija *	27,137	1,278,552
Proficio Dd *	3,957	51,028
Validus Dd *	12,811	170,961
		6,818,179
Argentina—0.0%
Grupo Financiero Galicia ADR (1)	676,203	5,849,156

Cyprus—0.0%
Bank of Cyprus	1,380,060	5,531,757

Lithuania—0.0%
Rokiskio Suris	144,733	3,869,594

Thailand—0.0%
Airports of Thailand	746,800	811,739

TOTAL COMMON STOCKS (Cost $11,370,073,584)		13,730,186,341

		Market
	Share	Value
Description	Amount	(Note 1)
PREFERRED STOCKS—0.7%
Germany—0.7%
Henkel KGAA - Vorzug	118,691	$11,178,789
ProsiebenSat.1 Media	2,669,809	48,935,112
Rhoen-Klinikum AG - Vorzug (1)	190,573	13,668,864
Volkswagen AG	386,996	15,911,690
		89,694,455
Croatia—0.0%
Adris Grupa	4,541	2,629,485

TOTAL PREFERRED STOCKS (Cost $80,287,750)		92,323,940

		Market
	Share	Value
Description	Amount	(Note 1)
INVESTMENT FUNDS—0.1%
Australia—0.1%
Australian Infrastructure Fund	3,474,543	$6,496,433

Romania—0.0%
SIF 1 Banat Crisana Arad	548,500	284,271
SIF 2 Moldova Bacau	519,000	229,531
SIF 3 Transilvania Brasov	546,000	296,180
SIF 4 Muntenia Bucuresti	807,000	295,558
SIF 5 Oltenia Craiova	579,000	298,077
		1,403,617

TOTAL INVESTMENT FUNDS (Cost $8,691,808)		7,900,050

		Market
	Share	Value
Description	Amount	(Note 1)
WARRANTS—0.3%
India—0.3%
Bharti Televentures Warrants, Expires 04/03/2006 * †	1,374,128	$9,036,266
Bharti Televentures-Class A Warrants, Expires 05/31/2010 * †	5,239,462	36,437,705
		45,473,971
Austria—0.0%
DZI AD Warrants, Expires 03/01/2006 *	1,961,673	3,931,531

TOTAL WARRANTS (Cost $36,963,912)		49,405,502

			Market
		Face	Value
Description	Currency	Value	(Note 1)
FOREIGN GOVERNMENT BONDS—0.2%
Venezuela—0.2%
Republic of Venezuela 9.250%, due 09/15/2027 (1)	USD	19,080,000	$19,919,520

Bulgaria—0.0%
Bulgaria Compensation Notes	BGN	3,041,542	$1,265,774
Bulgaria Housing Compensation Notes	BGN	1,512,849	610,797
Bulgaria Registered Compensation Vouchers	BGN	6,330,988	2,596,179
			4,472,750

TOTAL FOREIGN GOVERNMENT BONDS (Cost $17,846,065)			24,392,270

			Market
		Face	Value
Description	Currency	Value	(Note 1)
STRUCTURED NOTES—0.2%
Philippines—0.2%
Philippines Notes, due 10/17/2005 †	USD	1,679	$25,361,998

India—0.0%
CLSA State Bank of India, due 06/17/2008 *	USD	473,927	8,723,646

TOTAL STRUCTURED NOTES (Cost $32,203,213)			34,085,644

			Market
		Face	Value
Description	Currency	Value	(Note 1)
SHORT-TERM INVESTMENTS—7.5%
United States—4.7%
American Beacon Funds 3.238%, due 08/01/2005 (4)		10,409,000	$10,409,000
Bank of America Bank Note 3.270%, due 10/18/2005 (4)		25,000,000	25,000,000
Bear Stearns & Co Master Note 3.447%, due 12/06/2005 (4)		20,000,000	20,000,000
BGI Institional Money Market Fund Money Market Fund 3.308%, due 08/01/2005 (4)		39,174,804	39,174,804
Calyon Eurodollar Overnight 3.250%, due 08/02/2005 (4)		15,000,000	15,000,000
Credit Suisse First Boston Corporation Bank Note 3.395%, due 03/10/2006 (4)		5,000,000	5,000,000
Credit Suisse First Boston Corporation Bank Note 3.320%, due 09/09/2005 (4)		5,000,000	5,000,000
Credit Suisse First Boston Corporation Repo- Corporate 3.353%, due 08/01/2005 (4)		35,700,079	35,700,079
Goldman Sachs Group Inc. Promisory Note 3.400%, due 08/05/2005 (4)		42,437,707	42,437,707
Goldman Sachs Group Inc. Repo- Corporate 3.353%, due 08/01/2005 (4)		156,193,612	156,193,612
Harris Trust & Savings Bank Floating Rate CD 3.295%, due 11/04/2005 (4)		20,000,000	20,000,000
Lehman Brothers Inc. - Repo/Triparty Repo- Corporate 3.353%, due 08/01/2005 (4)		12,510,543	12,510,543
Merrill Lynch & Co Repo- Corporate 3.353%, due 08/01/2005 (4)		130,381,371	130,381,371
Merrimac Cash Fund-Premium Class Money Market Fund 3.131%, due 08/01/2005 (4)		19,378,446	19,378,446
Morgan Stanley Dean Witter & Co Repo- Corporate 3.418%, due 08/01/2005 (4)		15,000,000	15,000,000
U.S. Treasury Bill 2.915%, due 08/25/2005 (5)	USD	60,000,000	59,873,683
U.S. Treasury Bill 2.950%, due 08/25/2005 (5)	USD	10,000,000	9,978,695
Wells Fargo Eurodollar Overnight 3.260%, due 08/03/2005 (4)		16,598,481	16,598,481
Wells Fargo Eurodollar Term 3.450%, due 09/16/2005 (4)		25,000,000	25,000,000
			662,636,421

Canada—1.5%
Bank Of Montreal Eurodollar Term 3.270%, due 08/09/2005 (4)	21,930,234	$21,930,234
Bank Of Nova Scotia Eurodollar Term 3.300%, due 08/10/2005 (4)	38,070,664	38,070,664
Bank Of Nova Scotia Eurodollar Term 3.320%, due 08/15/2005 (4)	25,780,314	25,780,314
Bank Of Nova Scotia Eurodollar Term 3.430%, due 08/30/2005 (4)	20,554,908	20,554,908
Canadian Imperial Bank of Commerce Floating Rate CD 3.365%, due 05/18/2006 (4)	50,000,000	50,000,000
Royal Bank of Canada Eurodollar Overnight 3.250%, due 08/05/2005 (4)	35,000,000	35,000,000
Toronto Dominion Bank Eurodollar Overnight 3.250%, due 08/02/2005 (4)	16,000,000	16,000,000
		207,336,120
United Kingdom—0.8%
Barclays Eurodollar Term 3.420%, due 08/26/2005 (4)	6,360,069	6,360,069
HBOS Halifax Bank of Scotland Eurodollar Term 3.150%, due 08/08/2005 (4)	8,354,711	8,354,711
Royal Bank of Scotland Eurodollar Term 3.310%, due 08/09/2005 (4)	100,000,000	100,000,000
		114,714,780
France—0.4%
BNP Paribas Eurodollar Overnight 3.260%, due 08/01/2005 (4)	25,000,000	25,000,000
BNP Paribas Eurodollar Overnight 3.270%, due 08/04/2005 (4)	10,137,259	10,137,259
Societe Generale Eurodollar Term 3.200%, due 08/08/2005 (4)	25,183,306	25,183,306
		60,320,565
Belgium—0.1%
Fortis Bank Eurodollar Overnight 3.260%, due 08/03/2005 (4)	17,216,328	17,216,328
Fortis Bank Eurodollar Term 3.460%, due 09/15/2005 (4)	4,559,710	4,559,710
		21,776,038

TOTAL SHORT-TERM INVESTMENTS (Cost $1,066,783,924)		1,066,783,924

			Market
		Face	Value
Description	Currency	Value	(Note 1)
REPURCHASE AGREEMENTS—0.2%
United States—0.2%
Investors Bank & Trust Company Repurchase Agreement, dated 07/29/2005, due 08/1/2005, with a maturity value of $24,389,288 and an effective yield of 2.28%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 4.00%-6.875%, maturities from 09/25/2015-04/20/2035, and an aggregate market value of $25,603,887 (Cost $24,384,654)	USD	24,384,654	$24,384,654

TOTAL INVESTMENTS — 105.9% (Cost $12,637,234,910)			15,029,462,325
Other Assets and Liabilities (net) — (5.9%)			(836,417,589)
TOTAL NET ASSETS — 100.0%			$14,193,044,736

Notes to the Portfolio of Investments:

ADR		American Depositary Receipt
GDR		Global Depositary Receipt

	(1)	All or a portion of this security was on loan to brokers at July 31, 2005.
	(2)	Illiquid security
	(3)	Security valued at fair value as determined by policies approved by the board of directors.
	(4)	Represents investments of security lending collateral.
	(5)	Security has been pledged for futures collateral.
	*	Non-income producing security.
	†	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
Aggregate cost for federal income tax purposes was $12,716,754,533.

Glossary of Currencies

BGN	— Bulgarian Lev
USD	— United States Dollar

JULIUS BAER INVESTMENT FUNDS

Julius Baer International Equity Fund

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS

July 31, 2005 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
08/02/2005	CHF	41,210,029	32,066,319	32,077,925	$(11,606)
08/01/2005	CZK	68,221,420	2,747,291	2,732,135	15,156
10/21/2005	CZK	1,556,349,353	62,931,494	64,144,968	(1,213,474)
11/30/2005	CZK	758,251,620	30,732,974	31,323,004	(590,030)
08/01/2005	DKK	4,893,045	796,725	791,627	5,098
08/03/2005	EUR	92,533,331	112,399,939	120,000,000	(7,600,061)
10/13/2005	EUR	285,573,911	347,916,610	345,807,161	2,109,449
08/31/2005	GBP	59,136,140	104,028,792	112,268,793	(8,240,001)
10/11/2005	HUF	4,798,643,280	23,656,546	23,408,016	248,530
08/08/2005	JPY	24,985,680,000	223,026,946	240,000,000	(16,973,054)
10/13/2005	JPY	26,618,423,700	239,182,165	240,364,304	(1,182,139)
10/20/2005	JPY	26,477,719,999	238,094,076	237,980,586	113,490
10/21/2005	JPY	13,106,000,000	117,864,800	117,175,311	689,489
12/01/2005	JPY	17,983,800,000	162,467,528	180,126,290	(17,658,762)
12/09/2005	JPY	11,065,400,000	100,056,332	110,897,976	(10,841,644)
12/19/2005	JPY	27,695,000,000	250,708,912	257,819,773	(7,110,861)
08/01/2005	PLN	18,986,020	5,671,024	5,628,823	42,201
08/31/2005	PLN	35,218,783	10,509,827	10,339,004	170,823
09/27/2005	PLN	209,093,440	62,354,408	61,348,309	1,006,099
09/26/2005	TRY	94,070,519	69,791,514	68,716,275	1,075,239
09/27/2005	TRY	78,151,242	57,963,325	57,053,031	910,294
10/07/2005	TRY	53,050,513	39,231,079	38,663,737	567,342
10/20/2005	TRY	225,070,578	165,835,887	162,309,212	3,526,675
11/28/2005	TRY	61,848,760	45,054,955	44,008,579	1,046,376

Net unrealized depreciation on forward foreign exchange contracts to buy					$(59,895,371)

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
08/02/2005	CZK	544,396,211	21,922,951	21,889,675	$(33,276)
08/31/2005	CZK	1,121,896,000	45,241,199	49,995,365	4,754,166
09/27/2005	CZK	764,190,813	30,859,574	31,199,102	339,528
10/11/2005	CZK	1,032,322,691	41,718,970	44,624,000	2,905,030
10/21/2005	CZK	2,548,440,570	103,047,027	109,352,000	6,304,973
11/30/2005	CZK	1,487,400,420	60,286,371	61,572,900	1,286,529
10/13/2005	EUR	114,000,000	138,886,964	137,317,560	(1,569,404)
08/31/2005	HUF	6,413,325,476	31,711,484	31,372,900	(338,584)
10/11/2005	HUF	4,798,643,280	23,656,546	22,936,969	(719,577)
08/31/2005	PLN	104,984,093	31,328,868	31,372,900	44,032
09/27/2005	PLN	209,093,440	62,354,408	62,724,896	370,488
10/21/2005	PLN	202,489,234	60,356,625	58,729,983	(1,626,642)
09/26/2005	TRY	94,070,519	69,791,514	67,409,902	(2,381,612)
09/27/2005	TRY	78,151,242	57,963,325	55,946,196	(2,017,129)
09/30/2005	TRY	55,908,389	41,428,539	40,367,068	(1,061,471)
10/07/2005	TRY	53,050,513	39,231,079	36,629,000	(2,602,079)
10/20/2005	TRY	225,070,578	165,835,887	154,217,000	(11,618,887)
11/28/2005	TRY	84,943,921	61,879,082	57,872,900	(4,006,182)

Net unrealized depreciation on forward foreign exchange contracts to sell					$(11,970,097)

Glossary of Currencies

CHF	— Swiss Franc
CZK	— Czech Koruna

1

DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound Sterling
HUF	— Hungarian Forint
JPY	— Japanese Yen
PLN	— Polish Zloty
TRY	— Turkish Lira

2

Julius Baer International Equity Fund

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)

July 31, 2005

(Percentage of Net Assets)

At July 31, 2005, sector diversification of the Fund’s investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)

INDUSTRY SECTOR
Financials	32.1%	$4,557,827,707
Energy	11.1	1,580,012,088
Consumer Discretionary	10.4	1,469,746,074
Industrials	9.2	1,307,083,366
Consumer Staples	8.6	1,221,761,234
Materials	7.2	1,024,031,445
Healthcare	6.3	887,213,217
Telecommunications	6.1	863,618,490
Utilities	4.9	695,673,101
Information technology	2.2	311,407,504
US Treasury Bills	0.5	69,852,378
Foreign Government Bonds	0.1	19,919,520
Cash & Cash Equivalents	7.2	1,021,316,201
Total Investments	105.9	15,029,462,325
Futures	0.9	123,335,920
Swaps	0.2	25,364,033
Other Assets and Liabilities (Net)	(7.0)	(985,117,542)
Net Assets	100.0%	$14,193,044,736

See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER INTERNATIONAL EQUITY II FUND

PORTFOLIO OF INVESTMENTS

July 31, 2005 (Unaudited)

(Percentage of Net Assets)

		Market
	Share	Value
Description	Amount	(Note 1)
COMMON STOCKS—83.3%
United Kingdom—9.8%
Anglo American	2,985	$75,678
Associated British Ports	23,505	193,672
Balfour Beatty	17,129	105,023
Barclays	23,277	228,267
BG Group	49,103	407,399
BP Plc	105,123	1,165,076
British Airport Authority	38,978	414,150
British Land	3,179	46,986
British Sky Broadcasting	16,162	152,091
Burberry Group	21,559	160,652
Cadbury Schweppes	18,576	179,223
Compass Group	70,124	303,404
Diageo Plc	57,065	789,684
Exel Plc	4,012	66,503
GlaxoSmithkline Plc	38,611	911,592
Hilton Group	32,511	165,993
Imperial Tobacco	10,301	265,329
National Grid Transco *	7,263	67,005
Pearson Plc	12,837	153,912
Peninsular and Oriental Steam Navigation	42,353	234,699
Prudential Plc	25,005	236,188
Reckitt Benckiser	4,875	146,768
Royal Bank of Scotland	6,006	179,126
Royal Dutch Shell Class A	12,110	373,031
Royal Dutch Shell Class B	1	25
Scottish & Newcastle	7,921	63,906
Smith & Nephew	21,279	202,679
Smiths Group	5,647	95,295
South African Breweries	2,316	40,470
Tesco PLC	118,785	680,727
Vodafone Group	616,421	1,589,922
Whitbread PLC	4,823	83,980
William Hill	10,101	102,613
Wolseley PLC	4,619	96,448
WPP Group	25,452	270,209
		10,247,725
France—9.7%
Accor SA	464	23,671
Alcatel Alsthom *	26,478	323,866
Atos Origin *	1,656	118,374
Autoroutes du Sud de la France	4,253	242,798
Axa	1,979	54,181
BNP Paribas	8,157	591,006
Bouygues SA	7,234	317,291
Compagnie de Saint-Gobain	1,242	74,751
Compagnie Generale des Etablissements Michelin-Class B	1,298	80,171
France Telecom	20,926	647,391
Gaz de France *	3,606	118,611
Groupe Danone	682	67,597

1

Havas SA	7,356	$39,314
JC Decaux *	2,017	47,137
Lafarge SA	10,333	980,231
L’Air Liquide	1,869	332,581
LVMH SA	11,709	974,941
Pernod-Ricard	4,116	690,431
Pinault-Printemps-Redoute	2,282	230,755
Publicis Groupe	3,335	113,627
Renault SA	857	78,696
Sanofi-Synthelabo	7,302	632,830
Schneider Electric	2,235	176,051
Societe Des Autoroutes Paris	1,499	86,195
Societe Television Francaise	9,942	277,991
Suez SA	6,524	179,487
Technip SA	812	43,515
Total Fina - Class B	6,564	1,650,403
Veolia Environnement	3,360	130,640
Vinci SA	5,684	461,192
Vivendi Universal	9,959	317,538
		10,103,263
Japan—8.6%
Acom Co	813	51,132
Aeon Credit Service	1,456	89,364
Aiful Corp	1,300	94,054
Aisin Seiki	3,745	88,033
Asahi Glass	7,500	72,662
Astellas Pharma	2,272	74,183
Bank of Fukuoka	4,000	23,052
Bank of Yokohama	25,633	145,893
Bridgestone Corp	3,490	68,495
Canon Inc	8,644	428,749
Chiba Bank	4,000	25,871
Credit Saison	7,872	263,348
Dai Nippon Printing	1,000	15,701
Daihatsu Motor	6,000	51,653
Denso Corp	8,126	196,816
East Japan Railway	21	103,412
Fuji Photo Film	4,532	141,101
Fuji Television Network	57	110,852
Gunma Bank	10,000	59,949
Honda Motor	8,460	436,226
Ibiden Co	3,900	105,072
Ito-Yokado	1,900	63,393
Japan Tobacco	53	756,501
Joyo Bank	11,000	53,580
Kao Corp	4,852	111,242
Matsushita Electric Industrial	45,306	740,449
Mitsubishi Tokyo Financial	75	631,607
Mizuho Financial	75	339,221
NGK Spark Plug	6,000	80,021
Nidec Corp	1,287	139,613
Nikko Securities	10,000	42,999
Nissan Motor	18,567	193,463
Nissin Food Products	200	4,996

2

Nitto Denko	4,169	$229,845
Nomura Holdings	18,107	215,161
Orix Corp	300	44,480
Ricoh Co	3,000	46,113
Secom Co	2,000	89,032
Sharp Corp	5,612	85,210
Shiseido Co	11,306	154,519
SMC Corp	400	45,569
Sony Corp	6,130	202,884
Sumitomo Mitsui Financial	50	330,523
Sumitomo Trust & Banking	11,633	71,918
Takeda Chemical Industries	2,396	122,905
Takefuji Corp	1,893	122,941
TDK Corp	600	41,322
Terumo Corp	2,300	64,633
Tokyo Broadcasting System	16,400	282,953
Toppan Printing	5,000	49,021
Toyota Motor	20,824	789,527
Uni-Charm Corp	2,887	111,519
Yamaha Motor	5,644	104,980
		9,007,758
Germany—6.1%
Adidas-Salomon	1,010	183,283
Allianz AG	1,298	165,261
BASF AG	4,495	319,947
Bayerische Hypo Vereinsbank *	5,846	154,088
Commerzbank AG	7,984	178,730
Continental AG	873	67,865
Deutsche Bank	3,337	289,810
Deutsche Boerse	1,579	138,935
Deutsche Post	17,697	439,801
Deutsche Postbank	1,393	72,401
Deutsche Telekom	16,930	336,633
E.ON AG	9,539	885,212
Fraport AG	17,338	789,314
Fresenius AG	1,515	181,259
Fresenius Medical Care	2,700	236,226
Henkel KGAA	2,225	195,803
Hypo Real Estate Holding	2,221	90,374
Karstadt AG *	9,894	135,560
Linde AG	1,948	137,307
Man AG	3,152	147,094
Metro AG	5,498	277,009
Muenchener Rueckversicherungs-Gesellschaft	978	114,077
Premiere AG *	1,967	67,400
RWE AG	5,502	369,303
Siemens AG	5,521	426,842
		6,399,534

3

Switzerland—5.7%
Adecco SA	2,108	$105,716
BKW FMB Energie	241	16,268
Compagnie Financiere Richemont	7,678	271,238
Credit Suisse	4,830	202,949
Holcim Ltd	12,197	756,410
Nestle SA - Registered	4,966	1,365,974
Nobel Biocare Holding	777	164,451
Novartis AG - Registered	19,655	958,930
Roche Holding	9,869	1,345,406
SGS SA	83	62,517
The Swatch Group - Class B	4,262	612,529
UBS AG - Registered	954	78,612
		5,941,000
Russia—4.3%
AFK Sistema Sponsored GDR	4,874	86,367
JSC MMC Norilsk Nickel ADR	8,879	613,095
LUKOIL ADR	26,391	1,092,585
Mobile Telesystems Sponsored ADR	4,600	163,116
NovaTek OAO	70	143,500
NovaTek OAO Sponsored GDR †	6,837	140,159
OAO Gazprom ADR	21,059	844,260
Sberbank RF	1,430	1,079,650
Tyumen Oil *	34,063	168,952
Vimpel-Communications Sponsored ADR	4,400	168,872
		4,500,556
Italy—4.1%
Assicurazioni Generali	15,201	497,602
Banca Intesa	115,391	542,037
Banca Popolare di Milano	37,391	369,694
Banca Popolare di Sondrio	12,265	171,323
Banca Popolare Emilia Romagna	2,073	106,510
Banche Popolari Unite	9,737	197,393
Banco Popolare di Verona	11,670	209,223
Buzzi Unicem	13,251	199,421
Capitalia SpA	50,949	297,358
Cassa di Risparmio Di Firenze	96,467	264,227
Credito Emiliano	22,409	239,528
Enel SpA	39,483	338,823
Eni SpA	10,692	303,897
Luxottica Group	4,898	113,454
Mediobanca SpA	8,790	168,266
Saipem SpA	8,164	122,071
UniCredito Italiano	24,718	131,279
		4,272,106
Australia—3.6%
Amcor Ltd	1,491	7,944
BHP Billiton	72,362	1,064,776
Brambles Industries	13,072	82,563
CSL Ltd	5,480	145,278
Macquarie Airports	220,979	562,650
Macquarie Bank	1,681	80,492
Macquarie Infrastructure	72,736	220,579
Newcrest Mining	48,583	605,209
News Corp	14,930	260,540
Patrick Corp	35,269	155,744
Rio Tinto	13,340	498,031
Transurban Group	20,981	114,178
		3,797,984

4

Poland—3.6%
Bank Handlowy w Warszawie	3,754	$65,596
Bank PEKAO	28,100	1,275,785
Bank Prezemyslowo-Handlowy	2,380	417,294
Pko Bank Polski *	150,789	1,256,613
Polski Koncern Naftowy	12,091	195,383
Telekomunikacja Polska	83,341	570,061
		3,780,732
Turkey—3.4%
Akbank TAS	140,628	779,795
Haci Omer Sabanci	178,283	773,389
Koc Holding	117,460	544,986
Turkcell Iletisim Hizmetleri	9,727	53,568
Turkiye Garanti Bankasi *	232,103	640,887
Turkiye Is Bankasi	126,565	720,910
Yapi ve Kredi Bankasi *	17,670	77,319
		3,590,854
Sweden—3.4%
Autoliv Inc	2,124	94,726
Ericsson AB - Class B	13,959	47,860
ForeningsSparbanken AB	13,096	310,596
Getinge AB - Class B	24,019	320,431
Hennes & Mauritz Class B	2,930	104,613
Nordea AB	75,983	729,645
Skandia Forsakrings	34,112	193,463
Skandinaviska Enskilda Banken	39,675	705,724
Skanska AB - Class B	50,370	652,495
Svenska Cellulosa - Class B	2,100	71,189
Svenska Handelsbanken - Class A	12,945	279,483
Telia AB	9,000	44,546
		3,554,771
Austria—2.7%
Bank Austria Creditanstalt	7,035	747,266
Erste Bank der Oesterreichischen Sparkassen	6,825	348,179
OMV AG	15,322	714,657
Raiffeisen International Bank Holding *	8,227	464,871
Telekom Austria	14,922	302,144
Wienerberger AG	4,829	224,357
		2,801,474
Norway—2.6%
DNB Holding	4,580	48,075
Norsk Hydro	11,703	1,116,430
Orkla ASA	4,600	181,069
Statoil ASA	56,674	1,233,527
Telenor ASA	16,180	139,866
		2,718,967
Hungary—2.0%
Gedeon Richter	782	124,053
Matav Rt	78,978	352,369
Mol Magyar Olaj-Es Gazipari	1,758	176,479
OTP Bank	36,973	1,392,990
		2,045,891

5

Spain—1.8%
ACS Actividades de Construccion y Servicios	5,592	$161,997
Altadis SA	509	21,552
Cintra Concesiones De Infrae *	18,783	226,551
Corp. Mapfre SA	2,433	40,782
Endesa SA	18,662	418,674
Fadesa SA	10,969	323,761
Grupo Ferrovial	5,397	391,361
Inditex SA	5,625	150,586
Promotora de Informaciones	6,765	128,269
		1,863,533
Netherlands—1.5%
ABN Amro Holding	17,594	440,661
Aegon NV	6,899	99,050
Euronext NV	2,505	98,583
European Aeronautic Defense and Space	1,344	45,269
Heineken NV	5,781	184,325
Philips Electronics	8,744	237,802
Royal Dutch Petroleum	973	59,920
Royal Numico *	1,229	51,950
TNT NV	8,750	222,342
VNU NV	3,753	107,856
		1,547,758
Czech Republic—1.5%
Cesky Telecom *	7,345	135,381
CEZ	6,181	130,553
Komercni Banka	9,473	1,263,079
		1,529,013
South Korea—1.4%
Kookmin Bank, Sponsored ADR	5,200	273,936
Samsung Electronics GDR	4,152	1,144,914
		1,418,850
Mexico—1.2%
America Movil SA de CV - Class L ADR	6,127	136,387
Cemex SA de CV Sponsored ADR	2,900	136,764
Fomento Economico Mexicano ADR	49,907	551,462
Grupo Financiero Banorte	50,089	420,180
		1,244,793
Belgium—1.2%
Almancora	1,540	150,580
Fortis	8,725	255,725
InBev	3,536	131,642
KBC Groupe	8,572	684,588
		1,222,535
Canada—1.1%
Barrick Gold Corp.	5,247	128,398
Canadian Natural Resources	8,237	342,662
Encana Corp	6,283	258,659
Petro-Canada	2,437	174,990
Talisman Energy	2,462	107,822
Teck CominCo - Class B	4,174	159,408
		1,171,939
Finland—0.9%
Fortum Oyj	16,453	301,168
Neste Oil *	6,650	185,215
Nokia Oyj	23,429	374,792
UPM-Kymmene	4,188	81,544
		942,719

6

Romania—0.6%
SNP Petrom *	4,005,500	$650,457

Greece—0.5%
Alpha Bank	6,560	183,266
Hellenic Telecommunication *	7,094	144,589
National Bank of Greece	6,213	228,059
		555,914
Denmark—0.4%
Danske Bank	10,705	334,670
Vestas Wind Systems *	7,068	130,048
		464,718
Indonesia—0.3%
PT Bank Mandiri Persero	597,000	98,029
Telekomunikasi Indonesia	458,000	259,245
		357,274
South Africa—0.2%
Nedbank Group ADR	20,250	260,526

Philippines—0.2%
Philippine Long Distance Telephone	7,297	211,347

United States—0.2%
Southern Peru Copper	1,532	78,438
Telewest Global	5,137	114,761
		193,199
Hong Kong—0.2%
China Merchants Holdings International	68,000	138,197
Yue Yuen Industrial Holdings	13,000	41,051
		179,248
Brazil—0.2%
Aracruz Celulose ADR	4,639	172,617

Portugal—0.2%
Banco Comercial Portugues	64,015	164,065

Singapore—0.1%
Singapore Telecommunications	85,000	142,328

Ireland—0.0%
DePfa Bank	1,942	31,373

TOTAL COMMON STOCKS (Cost $83,572,495)		87,086,821

		Market
	Share	Value
Description	Amount	(Note 1)
PREFERRED STOCKS—0.5%
Germany—0.5%
Henkel KGAA - Vorzug	884	$83,258
ProsiebenSat.1 Media	21,414	392,499
Volkswagen AG	1,913	78,655

TOTAL PREFERRED STOCKS (Cost $520,393)		554,412

7

		Market
	Share	Value
Description	Amount	(Note 1)
WARRANTS—0.6%
India—0.6%
Bharti Televentures-Class A Warrants, Expires 05/31/2010 * †	67,042	$466,242
CLSA State Bank of India, Warrants, Expires 05/13/2010 * †	5,168	108,707

TOTAL WARRANTS (Cost $498,374)		574,949

			Market
		Face	Value
Description	Currency	Value	(Note 1)
FOREIGN GOVERNMENT BONDS—0.0%
Venezuela—0.0%
Republic of Venezuela 9.250%, due 09/15/2027 (Cost $13,104)	USD	13,000	$13,572

			Market
		Face	Value
Description	Currency	Value	(Note 1)
STRUCTURED NOTES—0.0%
India—0.0%
CLSA State Bank of India, due 06/17/2008 (Cost $4,030) *	USD	264	$4,860

			Market
		Face	Value
Description	Currency	Value	(Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—1.0%
United States—1.0%
U.S. Treasury Bill 2.860%, due 08/18/2005 (Cost $998,489) (1)	USD	1,000,000	$998,489

			Market
		Face	Value
Description	Currency	Value	(Note 1)
REPURCHASE AGREEMENTS—2.6%
United States—2.6%
Investors Bank & Trust Repurchase Agreement, dated 07/29/2005, due 08/01/2005, with a maturity value of $2,733,858 and an effective yield of 2.28% collateralized by GNMA ARM #008217, with a rate of 4.375%, a maturity of 6/20/2023, and an aggregate market value of $2,870,006 (Cost $2,733,339)	USD	2,733,339	$2,733,339

TOTAL INVESTMENTS — 88.0% (Cost $88,340,224)			91,966,442
Other Assets and Liabilities (net) — 12.0%			12,547,510
TOTAL NET ASSETS — 100.0%			$104,513,952

8

Notes to the Portfolio of Investments:

ADR		American Depositary Receipt
GDR		Global Depositary Receipt

	(1)	Security has been pledged for futures collateral.
	*	Non-income producing security.
	†	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
Aggregate cost for federal income tax purposes was $88,395,869.

Glossary of Currencies

USD	— United States Dollar

9

JULIUS BAER INVESTMENT FUNDS

Julius Baer International Equity II

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS

July 31, 2005 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
09/07/2005	AUD	261,308	198,185	197,000	$1,185
09/06/2005	CAD	122,327	99,878	98,500	1,378
08/02/2005	CHF	371,296	288,912	287,048	1,864
09/07/2005	CHF	391,340	305,419	315,200	(9,781)
09/23/2005	CHF	569,093	444,653	450,000	(5,347)
10/25/2005	CHF	445,480	348,998	350,000	(1,002)
10/20/2005	DKK	3,492,493	570,554	567,000	3,554
09/19/2005	EUR	231,788	282,085	280,000	2,085
09/23/2005	EUR	1,974,821	2,403,760	2,400,000	3,760
09/30/2005	EUR	2,416,772	2,942,594	2,930,000	12,594
10/11/2005	EUR	8,352,265	10,174,657	10,000,000	174,657
10/14/2005	EUR	736,510	897,337	900,000	(2,663)
10/18/2005	EUR	1,233,400	1,503,016	1,500,000	3,016
10/20/2005	EUR	1,061,080	1,293,150	1,285,000	8,150
10/25/2005	EUR	286,116	348,775	350,000	(1,225)
11/01/2005	EUR	866,974	1,057,190	1,053,000	4,190
08/02/2005	GBP	127,281	224,091	223,594	497
08/31/2005	GBP	183,115	322,125	335,300	(13,175)
09/23/2005	GBP	520,317	914,832	945,000	(30,168)
09/30/2005	GBP	251,100	441,420	455,000	(13,580)
10/11/2005	GBP	2,851,229	5,011,298	5,000,000	11,298
10/14/2005	GBP	454,004	797,913	800,000	(2,087)
10/18/2005	GBP	852,794	1,498,687	1,500,000	(1,313)
10/20/2005	GBP	433,163	761,209	756,000	5,209
10/25/2005	GBP	199,799	351,082	350,000	1,082
11/01/2005	GBP	401,427	705,296	702,000	3,296
09/26/2005	JPY	161,512,500	1,448,720	1,500,000	(51,280)
09/30/2005	JPY	70,861,050	635,861	650,000	(14,139)
10/11/2005	JPY	160,220,900	1,439,374	1,444,186	(4,812)
10/12/2005	JPY	100,093,500	899,304	900,000	(696)
10/14/2005	JPY	110,250,000	990,766	1,000,000	(9,234)
10/20/2005	JPY	117,544,846	1,056,992	1,058,400	(1,408)
10/24/2005	JPY	127,414,235	1,146,225	1,139,000	7,225
11/01/2005	JPY	78,068,718	702,905	702,000	905
12/09/2005	JPY	286,159,283	2,587,529	2,727,400	(139,871)
10/25/2005	NOK	2,275,420	352,506	350,000	2,506
08/01/2005	PLN	177,914	53,142	52,863	279
09/07/2005	SEK	2,188,384	282,629	295,500	(12,871)
10/20/2005	SEK	4,383,817	567,632	567,000	632
10/20/2005	TRY	288,191	212,344	209,557	2,787
11/28/2005	TRY	82,339	59,981	59,188	793

Net unrealized depreciation on forward foreign exchange contracts to buy					$(61,710)

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
09/07/2005	AUD	261,308	198,185	198,411	$226
09/06/2005	CAD	122,327	99,878	99,737	(141)
09/07/2005	CHF	391,340	305,419	314,182	8,763
09/23/2005	CHF	569,093	444,653	446,908	2,255
10/25/2005	CHF	445,480	348,998	346,529	(2,469)
08/02/2005	CZK	875,165	35,243	35,105	(138)
10/21/2005	CZK	4,873,555	197,064	208,200	11,136
11/30/2005	CZK	7,686,099	311,528	312,878	1,350

1

10/20/2005	DKK	3,492,493	570,554	564,763	(5,791)
09/19/2005	EUR	231,788	282,085	283,108	1,023
09/23/2005	EUR	1,982,734	2,413,392	2,400,000	(13,392)
09/30/2005	EUR	2,416,772	2,942,594	2,937,023	(5,571)
10/11/2005	EUR	8,352,265	10,174,657	10,004,343	(170,314)
10/14/2005	EUR	556,000	677,411	675,779	(1,632)
10/20/2005	EUR	1,061,080	1,293,150	1,278,757	(14,393)
10/25/2005	EUR	286,116	348,775	345,056	(3,719)
08/31/2005	GBP	183,115	322,125	334,526	12,401
09/23/2005	GBP	520,317	914,832	931,462	16,630
09/30/2005	GBP	251,100	441,420	437,026	(4,394)
10/11/2005	GBP	2,851,229	5,011,298	4,962,706	(48,592)
10/14/2005	GBP	454,004	797,913	791,419	(6,494)
10/18/2005	GBP	852,794	1,498,687	1,495,740	(2,947)
10/20/2005	GBP	433,163	761,209	753,366	(7,843)
10/25/2005	GBP	199,799	351,082	348,224	(2,858)
08/31/2005	HUF	6,153,103	30,425	30,100	(325)
10/21/2005	HUF	20,769,360	102,320	100,190	(2,130)
09/30/2005	JPY	70,861,050	635,862	633,480	(2,382)
12/09/2005	JPY	91,136,987	824,085	831,508	7,423
08/01/2005	MXN	55,785	5,257	5,257	0
10/20/2005	NOK	2,275,420	352,428	347,233	(5,195)
08/31/2005	PLN	355,940	106,218	106,100	(118)
10/21/2005	PLN	958,004	285,555	277,860	(7,695)
09/07/2005	SEK	2,188,384	282,629	289,316	6,687
10/20/2005	SEK	4,383,817	567,632	560,390	(7,242)
08/01/2005	TRY	21,914	16,533	16,496	(37)
10/20/2005	TRY	691,651	509,620	486,293	(23,327)
11/28/2005	TRY	82,339	59,981	56,100	(3,881)

Net unrealized depreciation on forward foreign exchange contracts to sell					$(275,126)

Glossary of Currencies
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound Sterling
HUF	— Hungarian Forint
JPY	— Japanese Yen
MXN	— Mexican Nuevo Peso
NOK	— Norwegian Krone
PLN	— Polish Zloty
SEK	— Swedish Krona
TRY	— Turkish Lira

2

Julius Baer International Equity II Fund

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)

July 31, 2005

(Percentage of Net Assets)

At July 31, 2005, sector diversification of the Fund’s investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)

INDUSTRY SECTOR
Financials	28.1%	$29,365,883
Energy	9.9	10,300,620
Consumer Discretionary	8.2	8,586,635
Industrials	7.4	7,695,585
Consumer Staples	7.0	7,294,062
Materials	6.0	6,308,197
Telecommunications	5.7	5,953,762
Healthcare	4.9	5,139,145
Utilities	4.4	4,615,266
Information Technology	2.8	2,961,887
US Treasury Bills	1.0	998,489
Foreign Government Bonds	0.0	13,572
Cash & Cash Equivalents	2.6	2,733,339
Total Investments	88.0	91,966,442
Futures	3.6	3,739,919
Other Assets and Liabilities (Net)	8.4	8,807,591
Net Assets	100.0%	$104,513,952

See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2005 (Unaudited)

(Percentage of Net Assets)

			Market
	Face		Value
Currency	Value		(Note 1)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS—44.5%

		Federal Agricultural Mortgage Corp.
USD	4,000,000	4.250% due 07/29/2008	$3,982,600

		Federal Home Loan Bank
USD	9,000,000	3.190% due 08/04/2005	8,995,215
USD	2,000,000	3.350% due 02/22/2007 (1)	1,999,284
			10,994,499
		Federal Home Loan Mortgage Corp
USD	4,000,000	2.810% due 02/02/2006	3,978,100
USD	3,800,000	3.750% due 11/15/2006	3,782,019
USD	3,600,000	4.050% due 06/28/2007	3,582,536
			11,342,655
		Federal National Mortgage Association
USD	1,510,000	3.250% due 11/15/2007	1,478,921

		Federal National Mortgage Association TBA
USD	9,500,000	4.500% due 09/01/2019	11,790,000
USD	10,000,000	6.000% due 08/01/2035	10,218,750
			22,008,750
		Government National Mortgage Association
USD	105,069	7.000% due 04/15/2032	111,020

		U.S. Treasury Bond
USD	4,075,000	6.875% due 08/15/2025	6,087,000

		U.S. Treasury Inflation Indexed Notes
USD	4,332,492	3.625% due 01/15/2008	4,542,349
USD	3,094,350	2.375% due 01/15/2025	4,356,774
			8,899,123
		U.S. Treasury Notes
USD	1,800,000	6.500% due 08/15/2005	1,802,743
USD	11,435,000	1.625% due 09/30/2005	11,405,967
USD	5,090,000	1.875% due 01/31/2006	5,047,056
USD	5,025,000	4.250% due 08/15/2013	7,035,980
			25,291,746
		U.S. Treasury STRIPS
USD	7,565,000	6.875% due 05/15/2025	3,040,283

		Total U.S. Government and Agency Obligations (Cost $93,657,109)	93,236,597

CORPORATE BONDS—31.5%

		United States—25.2%
		American Standard
USD	870,000	5.500% due 04/01/2015 †	875,437
		AXA Equitable Life Insurance Co
USD	1,500,000	6.950% due 12/01/2005 †	1,514,205

1

		Barrick Gold
USD	1,500,000	5.800% due 11/15/2034	$1,525,610

		BMW Vehicle Owner Trust
USD	935,014	3.034% due 03/27/2006 (1)	934,720

		Cargill Inc
USD	1,250,000	3.625% due 03/04/2009 †	1,208,855

		Chase Credit Card Master Trust
USD	2,000,000	3.448% due 01/15/2008 (1)	2,001,322
USD	2,000,000	3.508% due 09/15/2008 (1)	2,003,055
			4,004,377
		CIT Group
USD	1,900,000	5.000% due 02/01/2015	1,878,469

		Citibank Credit Card Issuance Trust
USD	3,000,000	3.450% due 09/17/2007 (1)	3,000,929
USD	3,000,000	2.700% due 01/15/2008	2,984,724
			5,985,653
		Citigroup
USD	1,400,000	5.000% due 09/15/2014	2,407,406

		Comcast Corp
USD	1,300,000	7.050% due 03/15/2033	1,516,481

		ConocoPhillips, Note
USD	2,000,000	8.750% due 05/25/2010	2,352,944

		Consolidated Edison Co. of New York
USD	1,500,000	5.625% due 07/01/2012	1,578,381

		Countrywide Home Loan MTN
USD	1,000,000	3.760% due 01/31/2006 (1)	1,000,237

		Devon Financing Corp
USD	1,600,000	6.875% due 09/30/2011	1,768,928

		Discover Card Master Trust
USD	1,500,000	3.448% due 04/16/2008 (1)	1,501,085
USD	2,000,000	3.548% due 07/15/2008 (1)	7,008,637
			8,509,722
		Ford Motor Credit
USD	680,000	7.600% due 08/01/2005	680,000

		International Lease Finance
USD	895,000	5.625% due 06/01/2007	911,242

2

		Kinder Morgan Energy Partners LP
USD	950,000	5.000% due 12/15/2013	$941,307

		MassMutual Global Funding II
USD	815,000	3.580% due 12/13/2005 (1) †	815,478

		MBNA Master Credit Card Trust
USD	3,000,000	3.538% due 07/15/2008 (1)	3,004,501

		New York Times
USD	1,500,000	4.500% due 03/15/2010	1,490,520

		Reed Elsevier Capital
USD	1,000,000	6.125% due 08/01/2006	1,011,717

		Time Warner Entertainment
USD	1,500,000	8.375% due 03/15/2023	1,884,215

		Valero Energy
USD	1,100,000	6.875% due 04/15/2012	1,217,843

		Viacom
USD	1,400,000	6.400% due 01/30/2006	1,414,603

		WM Wrigley Jr. Co
USD	1,400,000	4.300% due 07/15/2010	1,388,583

		Wyeth
USD	900,000	5.500% due 02/01/2014	933,039
			52,754,473

		Supra National—2.6%
		European Investment Bank
USD	3,800,000	3.000% due 08/15/2006	3,764,595

		International Bank for Reconstruction & Development
USD	2,000,000	due 01/15/2008	1,788,812

			5,553,407

		Cayman Islands—1.3%
		Hutchison Whampoa International
USD	2,300,000	7.450% due 11/24/2033	2,696,683

		Germany—1.1%
		Kreditanstalt fuer Wiederaufbau
USD	2,300,000	3.875% due 06/30/2009	2,268,984

3

		Canada—0.9%
		Enbridge Inc
USD	1,900,000	4.900% due 03/01/2015	$1,884,321

		United Kingdom—0.4%
		Abbey National
USD	885,000	6.690% due 10/17/2005	890,305

		Total Corporate Bonds (Cost $66,052,307)	66,048,173

FOREIGN GOVERNMENT BONDS—26.0%

		France—9.4%
		Government of France
EUR	6,150,000	4.000% due 10/25/2014	8,323,388
EUR	6,250,000	5.750% due 10/25/2032	11,293,632
			19,617,020

		Mexico—4.0%
		United Mexican States
MXN	40,900,000	9.000% due 12/29/2005	4,222,206
MXN	43,265,000	8.000% due 12/19/2013	4,243,409
			8,465,615

		United Kingdom—3.7%
		United Kingdom
GBP	3,130,000	4.750% due 09/07/2015	5,709,415

		United Kingdom Gilts
GBP	1,025,000	7.250% due 12/07/2007	1,928,594
			7,638,009

		New Zealand—2.7%
		New Zealand Government
NZD	8,000,000	6.000% due 04/15/2015	5,588,913

		Canada—2.3%
		Canada Government
CAD	2,300,000	5.000% due 06/01/2014	2,033,688

		Ontario Province
USD	944,000	7.000% due 08/04/2005	944,180
USD	1,900,000	4.500% due 02/03/2015	1,884,211
			2,828,391
			4,862,079

		Iceland—2.0%
		Housing Finance Fund
ISK	269,411,993	3.750% due 06/15/2044	4,239,810

4

		Israel—1.9%
		Israel Trust
	4,275,000	due 11/15/2006	$4,057,497

		Total Foreign Government Bonds (Cost $53,976,247)	54,468,943

ASSET BACKED SECURITIES—3.0%

		Bank One Issuance Trust, Series 2003-2A, Class A
USD	4,000,000	3.621% due 10/15/2008 (1)	4,003,616
		Harley-Davidson Motorcycle Trust
USD	2,500,000	2.070% due 02/15/2011	2,433,151

		Total Asset Backed Securities (Cost $6,438,178)	6,436,767

REPURCHASE AGREEMENTS—5.7%

		United States—5.7%
USD	11,901,781	Investors Bank & Trust Repurchase Agreement, dated 07/29/2005, due 08/01/2005, with a maturity value of $11,904,042 and an effective yield of 2.28% collateralized by a Federal Home Loan Mortgage Obligation, with a rate of 3.99%, a maturity of 12/15/2032, and an aggregate market value of $12,496,871 (Cost $11,901,781)	11,901,781

		TOTAL INVESTMENTS — 110.7% (Cost $232,025,622)	232,092,261
		OTHER ASSETS AND LIABILITIES (NET) — (10.7%)	(22,481,208)
		TOTAL NET ASSETS — 100.0%	$209,611,053

Portfolio Footnotes:
	(1)	Variable rate security.
Aggregate cost for federal income tax purposes was $232,212,747.

	†	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Glossary of Currencies

CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound Sterling
ISK	—	Icelandic Krona
MXN	—	Mexican Nuevo Peso
NZD	—	New Zealand Dollar
USD	—	United States Dollar

5

JULIUS BAER INVESTMENT FUNDS

Julius Baer Total Return Bond Fund

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS

July 31, 2005 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
09/16/2005	CAD	2,900,000	2,368,380	2,340,030	$28,350
08/03/2005	EUR	1,296,429	1,574,768	1,572,490	2,278
09/16/2005	EUR	5,250,000	6,388,389	6,367,900	20,489
08/10/2005	JPY	1,505,000,000	13,436,521	14,489,266	(1,052,745)
08/02/2005	MXN	7,380,000	695,521	696,226	(705)

Net unrealized depreciation on forward foreign exchange contracts to buy					$(1,002,333)

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver
Expiration	Local		Value in	In Exchange	Net Unrealized
Date	Currency		USD	for USD	Depreciation
09/16/2005	CAD	2,150,000	1,755,868	1,742,231	$(13,637)
08/02/2005	EUR	4,240,933	5,151,250	5,136,618	(14,632)
09/16/2005	EUR	19,000,000	23,119,886	23,116,350	(3,536)
08/10/2005	JPY	638,913,000	5,704,165	5,700,000	(4,165)

Net unrealized depreciation on forward foreign exchange contracts to sell					$(35,970)

Glossary of Currencies

CAD	— Canadian Dollar
EUR	— Euro
JPY	— Japanese Yen
MXN	— Mexican Nuevo Peso

1

Julius Baer Total Retun Bond Fund

PORTFOLIO OF INVESTMENTS-Industry Sector (Unaudited)

July 31, 2005

(Percentage of Net Assets)

At July 31, 2005, sector diversification of the Fund’s investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)

INDUSTRY SECTOR
U.S. Government and Agency Obligations	44.5%	$93,236,597
Corporate Bonds	31.5	66,048,173
Foreign Government Bonds	26.0	54,468,943
Asset Backed Securities	3.0	6,436,767
Cash & Cash Equivalents	5.7	11,901,781
Total Investments	110.7	232,092,261
Other Assets and Liabilities (Net)	(10.7)	(22,481,208)
Net Assets	100.0%	$209,611,053

See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER GLOBAL HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2005 (Unaudited)

(Percentage of Net Assets)

			Market
	Face		Value
Currency	Value		(Note 1)

CORPORATE BONDS—75.1%

		United States—55.2%
		Airgas Inc
USD	700,000	6.250% due 07/15/2014	$723,624

		American Airlines
USD	323,502	7.377% due 05/23/2019	236,823

		American Tower
USD	55,000	9.375% due 02/01/2009	58,162

		American Towers
USD	400,000	7.250% due 12/01/2011	423,000

		Amkor Technology
USD	425,000	7.750% due 05/15/2013	363,375

		Buckeye Technologies
USD	705,000	8.000% due 10/15/2010	687,375

		Callon Petroleum
USD	760,000	9.750% due 12/08/2010	801,800

		Cincinnati Bell
USD	180,000	7.250% due 07/15/2013	192,825

		CMS Energy
USD	675,000	8.500% due 04/15/2011	761,906

		Crown Cork & Seal Company
USD	580,000	7.375% due 12/15/2026	553,900

		Crystal US Holdings
USD	820,000	10.500% due 10/01/2014 (1)	594,500

		Denny’s Corp
USD	585,000	10.000% due 10/01/2012	628,875

		Dex Media
USD	300,000	8.000% due 11/15/2013	322,500

		Dex Media West
USD	138,000	9.875% due 08/15/2013	158,010

		Dresser-Rand Group
USD	1,250,000	7.375% due 11/01/2014 †	1,309,375

		Ethyl Corp
USD	665,000	8.875% due 05/01/2010	694,925

1

		Exco Resources
USD	580,000	7.250% due 01/15/2011	$595,950

		Fisher Scientific International
USD	400,000	6.750% due 08/15/2014	423,000

		Foundation PA Coal
USD	720,000	7.250% due 08/01/2014	765,000

		IASIS Healthcare Capital
USD	745,000	8.750% due 06/15/2014	814,844

		InSight Health Services
USD	350,000	9.875% due 11/01/2011	305,375

		INVISTA
USD	650,000	9.250% due 05/01/2012 †	719,063

		LaBranche & Co
USD	450,000	9.500% due 05/15/2009	486,000

		MedCath Holdings
USD	770,000	9.875% due 07/15/2012	860,475

		MSW Energy Holdings
USD	400,000	7.375% due 09/01/2010	418,000
USD	300,000	8.500% due 09/01/2010	324,000
			742,000
		OM Group
USD	975,000	9.250% due 12/15/2011	999,375

		Owens Brockway Glass Container
USD	720,000	6.750% due 12/01/2014	735,300
EUR	200,000	6.750% due 12/01/2014	251,433
			986,733
		Pinnacle Foods Holding
USD	570,000	8.250% due 12/01/2013	521,550

		Premcor Refining Group
USD	100,000	9.250% due 02/01/2010	110,500
USD	250,000	7.750% due 02/01/2012	271,875
USD	575,000	7.500% due 06/15/2015	623,875
			1,006,250

		Qwest Communications International
USD	250,000	7.500% due 02/15/2014 †	242,500

		Range Resources
USD	895,000	6.375% due 03/15/2015	903,950

2

		Rayovac Corp
USD	375,000	8.500% due 10/01/2013	$397,500

		SBA Communication
USD	400,000	8.500% due 12/01/2012	433,000

		Stone Energy
USD	850,000	8.250% due 12/15/2011	903,125

		Sun Guard Data Systems
USD	240,000	10.250% due 08/15/2015 †	249,900

		Telcordia Technologies
USD	410,000	10.000% due 03/15/2013 †	399,750

		Terex Corp
USD	225,000	9.250% due 07/15/2011	245,813
USD	340,000	7.375% due 01/15/2014	358,700
			604,513
		UGS Corp
USD	480,000	10.000% due 06/01/2012	535,200

		Vanguard Health Systems
USD	200,000	9.750% due 08/01/2011 (2) (3)	212,250

		Williams Cos
USD	730,000	7.750% due 06/15/2031	832,200

		XM Satellite Radio
USD	161,000	12.000% due 06/15/2010	184,144
			23,634,622

		United Kingdom—8.3%
		British Airways
GBP	275,000	7.250% due 08/23/2016	535,002

		Global Crossing UK Finance
GBP	170,000	11.750% due 12/15/2014 †	282,840

		Lucasvarity PLC
GBP	350,000	10.875% due 07/10/2020	751,776

		Lucite International Finance
EUR	500,000	10.250% due 05/15/2010	640,728

		RHM Finance
GBP	481,250	11.405% due 02/28/2011 (1)	874,826

3

		WRG Finance
GBP	250,000	9.000% due 12/15/2014 †	$455,555
			3,540,727

		Canada—3.5%
		Rogers Wireless Communications
CAD	670,000	7.625% due 12/15/2011	584,771

		Shaw Communications
CAD	1,000,000	7.500% due 11/20/2013	896,032
			1,480,803

		Belgium—1.9%
		Telenet Group Holding NV, Step Note
USD	1,025,000	due 06/15/2014 (1) †	830,250

		Australia—1.8%
		Burns Philp Capital Property Ltd
USD	200,000	10.750% due 02/15/2011	223,000
USD	500,000	9.750% due 07/15/2012	547,500
			770,500

		Germany—1.5%
		Tele Columbus AG & Co KG
EUR	500,000	9.375% due 04/15/2012 †	637,691

		Luxembourg—1.5%
		Lighthouse International Co
EUR	500,000	8.000% due 04/30/2014 †	632,377

		Netherlands—0.8%
		UPC Holding BV, Note
EUR	280,000	7.750% due 01/15/2014 †	332,025

		Jamaica—0.4%
		Digicel, Ltd
USD	150,000	9.250% due 09/01/2012 †	154,875

		Denmark—0.2%
		Nycomed SA
EUR	90,000	11.750% due 09/15/2013 †	108,635

		Total Corporate Bonds (Cost $31,232,537)	32,122,505

FOREIGN GOVERNMENT BONDS—8.5%

		Colombia—2.2%
		Republic of Colombia
COP	2,000,000,000	12.000% due 10/22/2015	947,988

4

		Mexico—2.2%
		Mexican Bonos
MXN	10,000,000	9.000% due 12/24/2009	$937,481

		Argentina—1.8%
		Argentine Republic
ARS	2,200,000	2.000% due 09/30/2014 (1)	764,639

		Uruguay—1.7%
		Republica of Uruguay
UYU	15,000,000	10.500% due 10/20/2006	741,714

		Bulgaria—0.5%
		Bulgaria Registered Compensation Vouchers
	540,000		221,441

		Total Foreign Government Bonds (Cost $3,253,710)	3,613,263

COMMON STOCKS—4.3%

		United States—2.7%
USD	16,000	Coinmach Service	215,840
USD	100,000	Oakmont Acquisition *	595,000
USD	40,000	Royster-Clark *	325,625
			1,136,465

		Canada—1.6%
CAD	21,000	Fort Chicago Energy Partners	237,245
CAD	9,800	Labrador Iron ORE Royalty	207,679
CAD	20,000	Yellow Pages Income Fund	255,638
			700,562

		Total Common Stocks (Cost $1,790,244)	1,837,027

PREFERRED STOCKS—1.5%

		United States—1.5%
USD	5,250	Chesapeake Energy Corp. Preferred, Convertible (Cost $546,656) †	660,188

REPURCHASE AGREEMENTS—7.0%

		United States—7.0%
USD	3,015,166	Investors Bank & Trust Repurchase Agreement, dated 07/29/2005, due 08/01/2005, with a maturity value of $3,015,739 and an effective yield of 2.28% collateralized by SBA #505745, with a rate of 6.125%, a maturity of 1/25/2027, and an aggregate market value of $3,165,924 (Cost $3,015,166)	3,015,166
		TOTAL INVESTMENTS — 96.4% (Cost $39,838,313)	41,248,149
		OTHER ASSETS AND LIABILITIES (NET) — 3.6%	1,528,417
		TOTAL NET ASSETS — 100.0%	$42,776,566

5

Portfolio Footnotes:
(1)	Variable rate security.
(2)	Security valued at fair value as determined by policies approved by the board of directors.
(3)	Illiquid security
Aggregate cost for federal income tax purposes was $39,789,761.
*	Non-income producing security.
+	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Glossary of Currencies

ARS	—	Argentinian Peso
CAD	—	Canadian Dollar
COP	—	Colombian Peso
EUR	—	Euro
GBP	—	British Pound Sterling
MXN	—	Mexican Nuevo Peso
USD	—	United States Dollar
UYU	—	Uruguayuan Peso

6

Julius Baer Global High Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Industry Sector (Unaudited)

July 31, 2005

(Percentage of Net Assets)

At July 31, 2005, sector diversification of the Fund’s investments were as follows:

		Market
	% of Net	Value
	Assets	(Note 1)

INDUSTRY SECTOR
Corporate Bonds	75.1%	$32,122,505
Foreign Government Bonds	8.5	3,613,263
Common Stocks	4.3	1,837,027
Preferred Stock	1.5	660,188
Cash & Cash Equivalents	7.0	3,015,166
Total Investments	96.4	41,248,149
Other Assets and Liabilities (Net)	3.5	1,502,167
Swaps	0.1	26,250
Net Assets	100.0%	$42,776,566

See Notes to Financial Statements.

JULIUS BAER INVESTMENT FUNDS

Julius Baer Global High Yield Bond Fund

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS

July 31, 2005 (Unaudited)

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
09/15/2005	AUD	2,128,424	1,613,680	1,600,000	$13,680
09/15/2005	CAD	2,258,046	1,844,062	1,800,000	44,062
08/01/2005	EUR	7,778,789	9,448,506	10,053,866	(605,360)
09/15/2005	EUR	2,167,573	2,637,467	2,750,000	(112,533)
09/30/2005	EUR	2,063,624	2,512,612	2,500,000	12,612
10/31/2005	EUR	950,000	1,158,378	1,158,249	129
08/01/2005	GBP	2,011,796	3,541,969	3,591,177	(49,208)
09/15/2005	GBP	975,890	1,716,134	1,778,326	(62,192)
09/30/2005	GBP	1,388,426	2,440,780	2,500,000	(59,220)
08/01/2005	MXN	26,924,188	2,537,444	2,466,674	70,770

Net unrealized depreciation on forward foreign exchange contracts to buy					$(747,260)

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver				Net Unrealized
Expiration	Local		Value in	In Exchange	Appreciation
Date	Currency		USD	for USD	(Depreciation)
09/15/2005	AUD	2,146,787	1,627,602	1,600,000	$(27,602)
09/15/2005	CAD	3,000,000	2,449,988	2,373,594	(76,394)
09/30/2005	CAD	2,599,438	2,123,652	2,075,984	(47,668)
08/01/2005	EUR	7,778,789	9,448,506	9,983,774	535,268
09/30/2005	EUR	5,824,436	7,091,672	7,074,051	(17,621)
08/01/2005	GBP	2,011,796	3,541,969	3,813,075	271,106
09/30/2005	GBP	2,642,137	4,644,738	4,756,000	111,262
10/31/2005	GBP	1,275,000	2,240,174	2,238,046	(2,128)
08/01/2005	MXN	26,924,188	2,537,444	2,375,000	(162,444)

Net unrealized appreciation on forward foreign exchange contracts to sell					$583,779

Glossary of Currencies

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound Sterling
MXN	— Mexican Nuevo Peso

1

JULIUS BAER INVESTMENT FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

1.  Significant Accounting Policies

Portfolio valuation:  Each Fund’s investments are valued at market.  A security which is traded primarily on a U.S. or foreign stock exchange is valued at the last sale price on that exchange or, if there were no sales during the day, at the mean of the current quoted bid and asked prices.  Portfolio securities which are traded primarily on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time that a value was so established is likely to have changed such value including substantial changes in the values in U.S. markets subsequent to the close of a foreign market, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Global Equity Fund’s Board of Director’s, the Trust’s Board of Trustees (each “Board” and collectively, the “Boards”) or their respective delegates.  Debt securities (other than government securities and short-term obligations) are valued by independent pricing services approved by the respective Board.  Investments in government securities (other than short-term securities) are valued at the mean of the quoted bid and asked prices in the over-the-counter market. Any securities for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotations, are valued in accordance with fair value pricing approved by the repective Board. The Boards have identified certain circumstances in which the use of fair value pricing method is necessary. In such circumstances, the Boards of the funds have also approved an independent fair value service for foreign equities, which may provide the fair value price. For options and warrants, a fair value price may be determined using an industry accepted modeling tool. In addition, the Funds’ Pricing Committees may determine the fair value price based upon factors that include the type of the security, the initial cost of the security and price quotations from dealers and/or pricing services in similar securities or in similar markets.  Short-term investments that mature in 60 days or less are valued at amortized cost.

Repurchase agreements:  The Funds may engage in repurchase agreement transactions.  Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation, in return for the use of that Fund’s available cash, subject to an onligation of the seller to repurchase and the Fund to resell the obligation, at an agreed-upon price and time.  Thus, the yield during the Fund’s holding periord is determinable.  This arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund’s holding period.  The value of the collateral at all times is equal to at least 100% of the total amount of the repurchase obligations, including accrued interest.  In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to a Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights.  The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with whom the Funds enter into repurchase agreements to evaluate potential risks.

Foreign currency:  The books and records of the Funds are maintained in U.S. dollars.  Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions.  Unrealized gains or losses on investments which result from changes in foreign currencies have been included in the net unrealized appreciation (depreciation) of investments.  Net realized currency gains and losses include foreign currency gains and losses between trade date and settlement date on investment securities transactions, gains and losses from foreign currency transactions and the gains and losses from differences between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received.  The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase trade date and sale trade date is included in realized gains and losses on security transactions.

Forward foreign currency contracts:  Forward foreign currency contracts are valued at the forward rate and are marked-to-market at each valuation date.  The change in market value is recorded by the Funds as an unrealized gain or loss.  When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

As part of its investment strategy, a Fund may enter into forward foreign currency contracts to hedge the fund’s portfolio holdings against currency risks.  A Fund may also utilize forward foreign currency contracts to reduce or eliminate an underweighted position in a currency relative to its benchmark when purchasing underlying equities denominated in that currency is not advisable by the advisor.  With respect to a Fund’s obligations to purchase or sell currencies under forward foreign currency contracts, a Fund will either deposit with its custodian in a segregated account cash or other liquid securities having a value at least equal to its obligations, or continue to own or have the right to sell or acquire respectively, the currency subject to the forward foreign currency contract.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future.  Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase.  In addition, a Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

Financial Futures Contracts: : In order to gain exposure to or protect against changes in security values, the Global Equity Fund, the International Equity Fund and the High Yield Bond Fund may buy and sell futures contracts.  The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by thes Funds and the prices of future contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices.  The aggregate principal amounts of the contracts are not recorded in the financial statements.  Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

Options: The Funds may write options to generate current income or as hedges to reduce investment risk.  Each Fund may write put and call options on up to 25% of the net asset value of the securities in its portfolio and will realize fees (referred to as “premiums”) for granting the rights evidenced by the options.  When a Fund writes a call option or a put option, an amount equal to the premium received by that Fund is recorded as a liability, the value of which is marked-to-market at each valuation date.  When a written option expires, that Fund realizes a gain equal to the amount of the premium originally received.  When a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated.  When a call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received.  When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which that Fund purchased upon exercise.  The Funds will write only covered options.

The Funds may purchase put and call options that are traded on foreign as well as U.S. exchanges and in the over-the-counter market.  Each Fund may utilize up to 2% of its assets to purchase both put and call options on portfolio securities.  Purchases of put and call options are recorded as an investment, the value of which is marked-to-market at each valuation date.  When a purchased option expires, no proceeds will be expected and a Fund will realize a loss.  When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.  When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

The International Equity Fund and the High Yield Bond Fund may purchase and sell call and put options on stock indices.  A Fund’s possible loss, in either, case will be limited to the premium paid for the option, plus related transaction costs.  In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security.  The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier”.

The risk associated with purchasing options is limited to the premium originally paid.  The risk in writing a call option is that a Fund may forego the opportunity for profit  if the market price of the underlying security increases and the option is exercised.  The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.  There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.  In addition, a Fund could be exposed to risks if the counterparties to the transaction are unable to meet the terms of the contracts.

Swaps:  The Funds may enter into interest rate, currency, index and total return swaps. The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date. Interest rate swaps involve the exchange with another party of their respective commitments to pay or receive interest, for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A total return swap is an agreement to exchange the return on a stock, bond or index for a fixed or variable financing charge.

The Funds will usually enter into swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps are entered into for good faith hedging purposes, the investment adviser believes such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. The Funds will not enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody’s or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the investment adviser. If there is a default by the counterparty, the Funds may have contractual remedies pursuant to the agreements related to the transaction.

Securities Lending: The International Equity Fund has established a securities lending agreement with Investors Bank & Trust Company in which this Fund lends portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. This Fund may loan securities to brokers, dealers, and financial institutions determined by Julius Baer to be creditworthy, subject to certain limitations.  Under the agreement, this Fund continues to earn interest on the securities loaned. Collateral received is generally cash, and this Fund invests the cash and receives any interest on the amount invested, but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. In the event of counterparty default, the International Equity

Fund is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The International Equity Fund bears risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

2. Net Unrealized Tax Basis Appreciation/Depreciation

At July 31, 2005, net unrealized appreciation/depreciation for federal income tax purposes is comprised of the following components:

				Tax Basis
	Federal	Gross	Gross	Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Global Equity Fund	$44,839,140	$4,971,434	$(624,920)	$4,346,514
International Equity Fund	12,716,754,533	2,426,662,431	(113,954,624)	2,312,707,807
International Equity II Fund	88,395,869	3,980,837	(410,264)	3,570,573
Total Return Bond Fund	232,212,747	1,114,067	(1,234,553)	(120,486)
High Yield Bond Fund	39,789,761	1,900,980	(442,591)	1,458,389

3. Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the loss of value in investments of foreign securities because of currency exchange rate fluctuations, price volatility that may exceed the volatility of U.S. securities, uncertain political conditions, lack of timely and reliable financial information and other factors. These risks are increased for investment in emerging markets.  Emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in emerging market securities than other foreign securities.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

4. Financial Futures Contracts

The following financial futures contracts were outstanding on the International Equity Fund as of July 31, 2005:

	Expiration Date	Contracts	Description	Position	Net Unrealized Appreciation
International Equity Fund:	09/05	574	Nikkei 225	Long	$3,408,677
	09/05	580	Topix Index	Long	$3,234,646
					$6,643,323

	Expiration Date	Contracts	Description	Position	Net Unrealized Appreciation (Depreciation)
International Equity Fund II:

	09/05	6	Dax Index	Long	$(1,219)
	09/05	34	DJ Euro Stoxx 50	Long	$332
	09/05	17	Nikkei 225	Long	$35,476
	09/05	3	Topix Index	Long	$7,817
					$42,406

5..     Swaps

The International Equity Fund has entered into the following swap agreements:

A Relative Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the Nikkei 225 Index net of any relevant withholding tax.  In exchange, this Fund will make semi-annual payments equal to 1.10% on the 1,961,000,000 JPY face value plus the repo spread (0.30% for the first reset period) on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount.  The value of the contract, which terminates on September 17, 2008, is recorded as a receivable for open swap contracts of $6,855,882 at July 31, 2005.

A Relative Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the Nikkei 225 Index net of any relevant withholding tax.  In exchange, this Fund will make semi-annual payments equal to 0.80% on the 1,958,000,000 JPY face value plus the repo spread (0.32% for the first reset period) on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount.  The value of the contract, which terminates on June 17, 2008, is recorded as a receivable for open swap contracts of $5,337,714 at July 31, 2005.

A Relative Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the TOPIX Index net of any relevant withholding tax.  In exchange, this Fund will make semi-annual payments equal to 1.10% on the 1,961,000,000 JPY face value plus the repo spread (0.37% for the first reset period) on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount.  The value of the contract, which terminates on September 17, 2008, is recorded as a receivable for open swap contracts of $7,344,185 at July 31, 2005.

A Relative Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the TOPIX Index net of any relevant withholding tax.  In exchange, this Fund will make semi-annual payments equal to 0.80% on the 1,958,000,000 JPY face value plus the repo spread (0.32% for the first reset period) on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount.  The value of the contract, which terminates on June 17, 2008, is recorded as a receivable for open swap contracts of $5,826,016 at July 31, 2005.

A Total Return Swap Agreement with ING Bank N.V. whereby this fund will receive the notional amount mulipiled by the return on SC Impact Bucuresti, variable rate, 6 month Euribor + 6.5%, due 01/31/2009. In exchange, this Fund will pay the net coupon amounts on the notional amount converted into EUR at a specified FX rate.  The value of the contract, which expires on March 1, 2009 is recorded as receivable for open swap contracts of $236 at July 31, 2005.

The High Yield Fund has entered into the following swap agreements:

A Credit Default Swap Agreement with Merrill Lynch whereby this fund will receive 0.40% of the notional amount of $2,500,000 semi-annually. The value of the contract, which terminates on June 20, 2010 is recorded as a payable for open swap agreements of 18,750 July 31, 2005.

A Credit Default Swap Agreement with Merrill Lynch whereby this fund will receive 0.40% of the notional amount of $1,000,000 semi-annually. The value of the contract, which terminates on June 20, 2010 is recorded as a payable for open swap agreements of $7,500 at July 31, 2005.

Item 2. Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17CFR 270.30a-3(c)), are effective based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                  Separate certifications for the Registrant’s of Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Julius Baer Investment Funds

By:	/s/ Tony Williams
Tony Williams
President

Date:	9/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Craig Giunta
Craig Giunta
Secretary and Chief Financial Officer

Date:	9/29/05

By:	/s/ Tony Williams
Tony Williams
President

Date:	9/29/05